PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited)

Voya Global Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 25.8%
Australia : 0.2%
50,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 $ 51,717
0.1
34,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 34,819
0.0
18,000
(1)
CIMIC Finance USA
Pty Ltd., 7.000%,
03/25/2034 18,984
0.0
24,000
(1)
CSL Finance PLC,
5.417%,
04/03/2054 23,929
0.0
8,000
(1)
Glencore Funding
LLC, 5.893%,
04/04/2054 7,838
0.0
271,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 231,756
0.1
369,043
0.2
Bermuda : 0.0%
118,000
(1)
Triton Container
International Ltd.,
3.150%,
06/15/2031 99,914
0.0
Brazil : 0.1%
200,000
(1)
Raizen Fuels Finance
S.A., 6.450%,
03/05/2034 206,900
0.1
Canada : 0.8%
42,000
(2)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 42,116
0.0
75,000  Bank of Montreal,
5.511%,
06/04/2031 77,362
0.1
20,000
(2)
Bank of Nova Scotia,
4.588%,
05/04/2037 18,481
0.0
37,000  Bank of Nova Scotia,
4.850%,
02/01/2030 37,199
0.0
61,000  Brookfield Finance,
Inc., 5.675%,
01/15/2035 62,053
0.0
61,000
(3)
Canadian Imperial
Bank of Commerce,
5.260%,
04/08/2029 62,035
0.0
33,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 30,187
0.0
130,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 126,177
0.1
28,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 26,621
0.0
52,000
(1)
Constellation
Software, Inc./Canada,
5.158%,
02/16/2029 52,870
0.0
96,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 97,329
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada: (continued)
72,000
(1)
Element Fleet
Management Corp.,
6.319%,
12/04/2028 $ 75,568
0.1
20,000  Enbridge, Inc.,
5.625%,
04/05/2034 20,486
0.0
238,000
(1)
Federation des
Caisses Desjardins
du Quebec, 5.250%,
04/26/2029 241,696
0.1
147,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 141,114
0.1
253,000  National Bank of
Canada, 5.600%,
12/18/2028 260,771
0.1
48,000
(3)
Nutrien Ltd., 5.400%,
06/21/2034 48,261
0.0
7,000  Nutrien Ltd., 5.875%,
12/01/2036 7,335
0.0
23,000  Nutrien Ltd., 5.950%,
11/07/2025 23,258
0.0
150,000
(1)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 134,037
0.1
36,000
(2)
Royal Bank of
Canada, 4.969%,
08/02/2030 36,321
0.0
20,000  Royal Bank of
Canada, 5.150%,
02/01/2034 20,333
0.0
46,000  Royal Bank of
Canada, 5.200%,
08/01/2028 47,062
0.0
50,000  Toronto-Dominion
Bank, 5.523%,
07/17/2028 51,486
0.0
1,740,158
0.8
Cayman Islands : 0.1%
114,750  Seagate HDD
Cayman, 9.625%,
12/01/2032 131,491
0.1
Chile : 0.4%
200,000
(1)(2)
Banco del Estado
de Chile, 7.950%,
12/31/2199 206,500
0.1
200,000
(1)
Cencosud SA,
5.950%,
05/28/2031 203,000
0.1
200,000
(1)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 209,750
0.1
200,000
(1)
Empresa Nacional
del Petroleo, 5.950%,
07/30/2034 200,200
0.1
819,450
0.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
China : 0.0%
35,000  NXP BV / NXP
Funding LLC / NXP
USA, Inc., 3.250%,
05/11/2041 $ 26,211
0.0
Colombia : 0.2%
250,000  Ecopetrol SA, 6.875%,
04/29/2030 244,063
0.1
180,000  Ecopetrol SA, 8.375%,
01/19/2036 179,730
0.1
423,793
0.2
Denmark : 0.1%
215,000
(1)(2)
Danske Bank A/S,
3.244%,
12/20/2025 212,968
0.1
Dominican Republic : 0.1%
225,000
(1)
Aeropuertos
Dominicanos Siglo
XXI SA, 7.000%,
06/30/2034 231,188
0.1
France : 0.0%
18,000  TotalEnergies
Capital SA, 5.150%,
04/05/2034 18,415
0.0
20,000  TotalEnergies
Capital SA, 5.488%,
04/05/2054 20,247
0.0
21,000  TotalEnergies
Capital SA, 5.638%,
04/05/2064 21,356
0.0
60,018
0.0
Germany : 0.6%
175,000  Deutsche Bank AG/
New York NY, 5.414%,
05/10/2029 178,548
0.1
150,000
(1)
Mercedes-Benz
Finance North
America LLC, 4.800%,
08/01/2029 150,661
0.0
290,000
(1)
Siemens Financiering
Smaatschappij NV,
2.350%,
10/15/2026 276,471
0.1
215,000
(1)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 217,552
0.1
205,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 207,420
0.1
200,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 214,731
0.1
150,000
(1)
ZF North America
Capital, Inc., 7.125%,
04/14/2030 155,842
0.1
1,401,225
0.6
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Guatemala : 0.2%
250,000  Central American
Bottling Corp. / CBC
Bottling Holdco SL
/ Beliv Holdco SL,
5.250%,
04/27/2029 $ 239,778
0.1
325,000  CT Trust, 5.125%,
02/03/2032 291,687
0.1
531,465
0.2
India : 0.1%
200,000
(3)
JSW Steel Ltd.,
5.050%,
04/05/2032 182,688
0.1
Indonesia : 0.1%
250,000  Medco Maple Tree
Pte Ltd., 8.960%,
04/27/2029 264,085
0.1
Ireland : 0.2%
220,000  Icon Investments
Six DAC, 5.849%,
05/08/2029 227,594
0.1
202,000
(1)
SMBC Aviation Capital
Finance DAC, 5.700%,
07/25/2033 205,756
0.1
99,000
(1)
Smurfit Kappa
Treasury ULC,
5.200%,
01/15/2030 100,691
0.0
534,041
0.2
Italy : 0.3%
200,000
(1)
Eni SpA, 5.500%,
05/15/2034 204,098
0.1
200,000
(1)
Eni SpA, 5.950%,
05/15/2054 202,784
0.1
200,000
(1)
Optics Bidco SpA
2038, 7.721%,
06/04/2038 214,422
0.1
621,304
0.3
Japan : 0.1%
215,000  Sumitomo Mitsui
Financial Group, Inc.,
5.424%,
07/09/2031 219,980
0.1
Luxembourg : 0.2%
26,000  Medtronic Global
Holdings SCA,
4.500%,
03/30/2033 25,576
0.0
275,000
(1)(3)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 290,370
0.2
38,000  Schlumberger
Investment SA,
2.650%,
06/26/2030 34,288
0.0
13,000
(3)
Schlumberger
Investment SA,
4.850%,
05/15/2033 13,059
0.0
363,293
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Mexico : 0.3%
300,000
(2)(3)
Cemex SAB de CV,
5.125%,
12/31/2199 $ 293,064
0.1
425,000  Petroleos Mexicanos,
6.500%,
03/13/2027 409,487
0.2
702,551
0.3
Morocco : 0.1%
250,000
(1)
OCP SA, 6.750%,
05/02/2034 260,625
0.1
Netherlands : 0.3%
260,000
(1)(2)
Cooperatieve
Rabobank UA,
5.447%,
03/05/2030 265,501
0.1
355,000  ING Groep NV,
4.050%,
04/09/2029 343,357
0.2
608,858
0.3
Norway : 0.0%
56,000  Equinor ASA, 3.125%,
04/06/2030 51,985
0.0
Panama : 0.1%
241,283
(1)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 214,138
0.1
Peru : 0.2%
250,000
(1)
Hunt Oil Co. of
Peru LLC Sucursal
Del Peru, 8.550%,
09/18/2033 273,925
0.1
205,000
(1)
Pluspetrol Camisea
SA / Pluspetrol Lote
56 SA, 6.240%,
07/03/2036 209,613
0.1
483,538
0.2
Saudi Arabia : 0.1%
200,000
(1)
Saudi Arabian Oil Co.,
5.750%,
07/17/2054 195,000
0.1
Singapore : 0.1%
43,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 43,313
0.0
91,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 90,744
0.1
19,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 18,777
0.0
70,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 68,256
0.0
221,090
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Switzerland : 0.3%
250,000  Credit Suisse AG/
New York NY, 1.250%,
08/07/2026 $ 232,568
0.1
200,000  UBS AG/London,
5.650%,
09/11/2028 207,120
0.1
200,000
(1)(2)
UBS Group AG,
4.751%,
05/12/2028 198,533
0.1
638,221
0.3
Turkey : 0.1%
275,000
(1)
Sisecam UK PLC,
8.250%,
05/02/2029 280,929
0.1
United Kingdom : 1.9%
200,000
(1)
Anglo American
Capital PLC, 2.250%,
03/17/2028 181,809
0.1
388,000
(1)
Anglo American
Capital PLC, 3.625%,
09/11/2024 386,898
0.2
88,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 89,588
0.0
205,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 207,771
0.1
21,000  BAT Capital Corp.,
5.834%,
02/20/2031 21,794
0.0
50,000  BAT Capital Corp.,
6.000%,
02/20/2034 52,046
0.0
59,000
(1)
CSL Finance PLC,
4.050%,
04/27/2029 57,648
0.0
7,000
(1)
CSL Finance PLC,
4.950%,
04/27/2062 6,353
0.0
217,000
(2)
HSBC Holdings PLC,
2.999%,
03/10/2026 213,730
0.1
220,000
(1)
Imperial Brands
Finance PLC, 5.500%,
02/01/2030 222,171
0.1
160,000
(2)
Lloyds Banking
Group PLC, 5.721%,
06/05/2030 164,642
0.1
200,000
(2)
Lloyds Banking
Group PLC, 5.871%,
03/06/2029 206,064
0.1
200,000
(2)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 208,164
0.1
200,000
(1)
Lseg US Fin Corp.,
5.297%,
03/28/2034 203,840
0.1
240,000
(1)
LSEGA Financing
PLC, 3.200%,
04/06/2041 184,487
0.1
60,000  National Grid PLC,
5.418%,
01/11/2034 60,225
0.0
200,000
(2)
NatWest Group PLC,
5.076%,
01/27/2030 200,342
0.1
200,000
(1)
NatWest Markets PLC,
5.410%,
05/17/2029 203,823
0.1
502,000  Royalty Pharma PLC,
1.200%,
09/02/2025 480,626
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United Kingdom: (continued)
307,000  Royalty Pharma PLC,
1.750%,
09/02/2027 $ 279,995
0.1
200,000
(1)(2)
Swiss RE
Subordinated Finance
PLC, 5.698%,
04/05/2035 202,955
0.1
245,000
(1)
Vmed O2 UK
Financing I PLC,
4.750%,
07/15/2031 210,666
0.1
200,000
(1)
Vmed O2 UK
Financing I PLC,
7.750%,
04/15/2032 200,151
0.1
4,000  Vodafone Group PLC,
5.750%,
02/10/2063 3,927
0.0
28,000  Vodafone Group PLC,
5.875%,
06/28/2064 27,648
0.0
4,277,363
1.9
United States : 18.5%
502,000  AbbVie, Inc., 3.800%,
03/15/2025 497,284
0.2
26,000  AbbVie, Inc., 4.050%,
11/21/2039 23,238
0.0
88,000  AbbVie, Inc., 4.950%,
03/15/2031 89,761
0.1
38,000  AbbVie, Inc., 5.050%,
03/15/2034 38,717
0.0
30,000  AbbVie, Inc., 5.350%,
03/15/2044 30,509
0.0
20,000  AbbVie, Inc., 5.400%,
03/15/2054 20,276
0.0
20,000  AbbVie, Inc., 5.500%,
03/15/2064 20,244
0.0
36,000  Adobe, Inc., 4.950%,
04/04/2034 36,688
0.0
140,000
(1)
ADT Security Corp.,
4.125%,
08/01/2029 130,728
0.1
255,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 250,858
0.1
75,000  AEP Texas, Inc.,
5.450%,
05/15/2029 76,668
0.1
29,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 29,147
0.0
100,000  AES Corp., 2.450%,
01/15/2031 84,216
0.1
59,000  AES Corp., 5.450%,
06/01/2028 59,588
0.0
46,000  AGCO Corp., 5.450%,
03/21/2027 46,637
0.0
54,000  Air Lease Corp.,
5.200%,
07/15/2031 53,998
0.0
27,000  Air Products and
Chemicals, Inc.,
4.850%,
02/08/2034 27,090
0.0
24,000  Alabama Power Co.,
5.850%,
11/15/2033 25,610
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
145,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 $ 132,235
0.1
11,000  Alleghany Corp.,
3.250%,
08/15/2051 7,647
0.0
58,000  Alleghany Corp.,
4.900%,
09/15/2044 55,524
0.0
55,000  Altria Group, Inc.,
6.200%,
11/01/2028 57,994
0.0
24,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 24,482
0.0
70,000  Ameren Corp.,
5.000%,
01/15/2029 70,449
0.0
44,598  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 42,772
0.0
12,388  American Airlines
Pass Through Trust
2016-2, A, 3.650%,
12/15/2029 11,555
0.0
284,788  American Airlines
Pass Through Trust
2021-1, A, 2.875%,
01/11/2036 248,102
0.1
21,000  American Electric
Power Co., Inc.,
3.250%,
03/01/2050 14,286
0.0
24,000  American Electric
Power Co., Inc.,
5.625%,
03/01/2033 24,631
0.0
27,000
(2)
American Express
Co., 4.990%,
05/01/2026 26,931
0.0
54,000
(2)
American Express
Co., 5.098%,
02/16/2028 54,294
0.0
61,000
(2)
American Express
Co., 5.284%,
07/26/2035 61,771
0.0
61,000
(2)
American Express
Co., 5.532%,
04/25/2030 62,825
0.0
25,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 22,430
0.0
81,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 81,567
0.1
66,000  American Honda
Finance Corp.,
4.700%,
01/12/2028 66,328
0.0
8,000  American Honda
Finance Corp.,
4.900%,
01/10/2034 7,961
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
40,000  American Honda
Finance Corp.,
5.650%,
11/15/2028 $ 41,630
0.0
59,000
(3)
American Honda
Finance Corp.,
5.850%,
10/04/2030 62,802
0.0
69,000  American International
Group, Inc., 3.400%,
06/30/2030 63,904
0.0
90,000  American International
Group, Inc., 4.200%,
04/01/2028 88,298
0.1
72,000  American International
Group, Inc., 5.125%,
03/27/2033 72,659
0.0
405,000  American Tower Corp.,
2.750%,
01/15/2027 385,084
0.2
49,000  American Tower Corp.,
3.650%,
03/15/2027 47,555
0.0
66,000
(1)
American
Transmission
Systems, Inc.,
2.650%,
01/15/2032 56,367
0.0
26,000  American Water
Capital Corp., 5.150%,
03/01/2034 26,429
0.0
34,000  American Water
Capital Corp., 5.450%,
03/01/2054 33,764
0.0
46,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 47,792
0.0
46,000  Amgen, Inc., 5.600%,
03/02/2043 46,470
0.0
10,000  Amgen, Inc., 5.650%,
03/02/2053 10,083
0.0
17,000  Amgen, Inc., 5.750%,
03/02/2063 17,128
0.0
130,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 6.625%,
02/01/2032 132,711
0.1
53,000  Aon North America,
Inc., 5.125%,
03/01/2027 53,612
0.0
174,000  Aon North America,
Inc., 5.150%,
03/01/2029 176,814
0.1
9,000  Aon North America,
Inc., 5.750%,
03/01/2054 9,086
0.0
2,000  Arthur J Gallagher
& Co., 5.750%,
07/15/2054 2,007
0.0
5,000  Arthur J Gallagher
& Co., 6.500%,
02/15/2034 5,430
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
4,000  Arthur J Gallagher
& Co., 6.750%,
02/15/2054 $ 4,530
0.0
140,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 131,698
0.1
12,000  AT&T, Inc., 3.650%,
09/15/2059 8,300
0.0
159,000
(1)
Athene Global
Funding, 5.684%,
02/23/2026 160,212
0.1
26,000  AutoZone, Inc.,
6.250%,
11/01/2028 27,514
0.0
35,000  Avnet, Inc., 5.500%,
06/01/2032 34,625
0.0
40,000  Avnet, Inc., 6.250%,
03/15/2028 41,586
0.0
245,000
(2)
Bank of America
Corp., 1.734%,
07/22/2027 230,026
0.1
58,000
(2)
Bank of America
Corp., 2.087%,
06/14/2029 52,441
0.0
151,000
(2)
Bank of America
Corp., 2.299%,
07/21/2032 126,822
0.1
81,000
(2)
Bank of America
Corp., 2.551%,
02/04/2028 76,547
0.1
117,000
(2)
Bank of America
Corp., 2.572%,
10/20/2032 99,443
0.1
114,000
(2)
Bank of America
Corp., 2.592%,
04/29/2031 100,778
0.1
137,000
(2)
Bank of America
Corp., 2.687%,
04/22/2032 118,500
0.1
65,000
(2)
Bank of America
Corp., 2.884%,
10/22/2030 59,057
0.0
85,000
(2)
Bank of America
Corp., 3.194%,
07/23/2030 78,664
0.1
188,000
(2)
Bank of America
Corp., 3.419%,
12/20/2028 179,710
0.1
63,000
(2)
Bank of America
Corp., 3.593%,
07/21/2028 60,802
0.0
46,000
(2)
Bank of America
Corp., 5.202%,
04/25/2029 46,571
0.0
48,000
(2)
Bank of America
Corp., 5.288%,
04/25/2034 48,470
0.0
106,000
(2)
Bank of America
Corp., 5.468%,
01/23/2035 108,429
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
123,000
(2)
Bank of America
Corp., 5.872%,
09/15/2034 $ 129,131
0.1
103,000
(2)
Bank of America Corp.
N, 2.651%,
03/11/2032 89,140
0.1
20,000
(2)
Bank of New York
Mellon Corp., 4.289%,
06/13/2033 19,114
0.0
75,000
(2)
Bank of New York
Mellon Corp., 4.975%,
03/14/2030 75,895
0.0
94,000
(2)
Bank of New York
Mellon Corp., 5.060%,
07/22/2032 95,208
0.1
42,000
(2)
Bank of New York
Mellon Corp., 5.188%,
03/14/2035 42,381
0.0
67,000
(2)
Bank of New York
Mellon Corp., 5.606%,
07/21/2039 68,089
0.0
41,000  BAT Capital Corp.,
7.079%,
08/02/2043 44,911
0.0
23,000  BAT Capital Corp.,
7.081%,
08/02/2053 25,506
0.0
135,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 135,254
0.1
66,000  Becton Dickinson
& Co., 4.693%,
02/13/2028 66,031
0.0
370,000  Berry Global, Inc.,
1.650%,
01/15/2027 341,970
0.2
18,000  Black Hills Corp.,
6.000%,
01/15/2035 18,568
0.0
48,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 38,997
0.0
54,000
(1)
Blackstone Private
Credit Fund, 5.950%,
07/16/2029 54,008
0.0
61,000  Blackstone Secured
Lending Fund,
5.875%,
11/15/2027 61,471
0.0
25,000  Blue Owl Credit
Income Corp.,
6.650%,
03/15/2031 25,190
0.0
36,000  Boeing Co., 5.705%,
05/01/2040 34,340
0.0
10,000
(1)
Boeing Co., 6.858%,
05/01/2054 10,596
0.0
97,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 92,015
0.1
106,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 100,114
0.1
20,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 19,923
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
12,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 $ 12,005
0.0
65,000
(1)
Brink's Co., 6.500%,
06/15/2029 66,299
0.0
65,000
(1)
Brink's Co., 6.750%,
06/15/2032 66,310
0.0
37,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 37,937
0.0
14,000  Bristol-Myers
Squibb Co., 5.650%,
02/22/2064 14,102
0.0
15,000  Bristol-Myers
Squibb Co., 6.250%,
11/15/2053 16,611
0.0
21,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 23,483
0.0
115,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 93,848
0.1
67,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 64,692
0.0
23,000  Brookfield Finance
LLC / Brookfield
Finance, Inc., 3.450%,
04/15/2050 16,227
0.0
135,000
(1)
Builders FirstSource,
Inc., 6.375%,
03/01/2034 136,328
0.1
67,000  Burlington Northern
Santa Fe LLC,
3.900%,
08/01/2046 54,712
0.0
12,000  Burlington Northern
Santa Fe LLC,
5.500%,
03/15/2055 12,331
0.0
130,000
(1)
Calpine Corp.,
5.000%,
02/01/2031 122,875
0.1
53,000  Camden Property
Trust, 4.900%,
01/15/2034 52,176
0.0
69,000  Camden Property
Trust, 5.850%,
11/03/2026 70,697
0.0
58,000  Campbell Soup Co.,
5.200%,
03/21/2029 59,198
0.0
61,000
(2)
Capital One Financial
Corp., 5.884%,
07/26/2035 61,907
0.0
11,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 11,269
0.0
31,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 25,852
0.0
30,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 26,383
0.0
83,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 69,609
0.0
14,000  Carrier Global Corp.,
2.722%,
02/15/2030 12,619
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
17,000  Carrier Global Corp.,
5.900%,
03/15/2034 $ 18,199
0.0
42,000  Cencora, Inc., 5.125%,
02/15/2034 42,357
0.0
174,000  Centene Corp.,
3.000%,
10/15/2030 152,279
0.1
85,000  Centene Corp.,
4.625%,
12/15/2029 81,875
0.1
62,000  CenterPoint Energy,
Inc., 4.250%,
11/01/2028 60,042
0.0
29,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 29,597
0.0
23,000
(2)
Charles Schwab
Corp. H, 4.000%,
12/31/2199 19,446
0.0
56,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 49,004
0.0
17,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 11,373
0.0
5,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 3,779
0.0
75,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 76,690
0.1
50,000
(3)
Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 51,311
0.0
4,000  Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 4,135
0.0
43,000
(1)
Cheniere Energy, Inc.,
5.650%,
04/15/2034 43,722
0.0
7,000  Chubb INA Holdings,
Inc., 3.050%,
12/15/2061 4,572
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
179,000  Cigna Group, 2.375%,
03/15/2031 $ 153,552
0.1
299,000  Cigna Group, 3.050%,
10/15/2027 285,697
0.1
38,000  Cigna Group, 5.250%,
02/15/2034 38,410
0.0
18,000  Cigna Group, 5.400%,
03/15/2033 18,475
0.0
39,000  Cigna Group, 5.600%,
02/15/2054 38,477
0.0
60,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 61,350
0.0
44,000
(3)
Cisco Systems, Inc.,
5.050%,
02/26/2034 45,019
0.0
37,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 37,317
0.0
17,000  Cisco Systems, Inc.,
5.350%,
02/26/2064 17,067
0.0
69,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 59,890
0.0
48,000
(2)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 45,971
0.0
45,000
(2)
Citizens Financial
Group, Inc., 6.645%,
04/25/2035 47,972
0.0
199,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 189,072
0.1
135,000
(1)
Cleveland-Cliffs, Inc.,
6.750%,
04/15/2030 136,086
0.1
135,000
(1)
Cleveland-Cliffs, Inc.,
7.000%,
03/15/2032 135,657
0.1
71,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 71,854
0.0
75,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 77,004
0.1
95,000  CNO Financial
Group, Inc., 6.450%,
06/15/2034 97,318
0.1
81,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 82,303
0.1
22,000  Coca-Cola Co.,
5.300%,
05/13/2054 22,404
0.0
22,000  Coca-Cola Co.,
5.400%,
05/13/2064 22,388
0.0
54,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 55,251
0.0
101,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 105,003
0.1
46,000  Comcast Corp.,
1.950%,
01/15/2031 38,861
0.0
87,000  Comcast Corp.,
3.750%,
04/01/2040 72,326
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
46,000  Comcast Corp.,
4.250%,
01/15/2033 $ 43,957
0.0
31,000
(3)
Comcast Corp.,
5.300%,
06/01/2034 31,729
0.0
40,000  Comcast Corp.,
5.500%,
05/15/2064 39,363
0.0
36,000  Comcast Corp.,
5.650%,
06/15/2035 37,836
0.0
76,000
(3)
Concentrix Corp.,
6.600%,
08/02/2028 78,339
0.1
23,000  ConocoPhillips Co.,
5.700%,
09/15/2063 23,488
0.0
17,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 14,819
0.0
91,000  Corebridge Financial,
Inc., 3.850%,
04/05/2029 86,848
0.1
205,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 188,553
0.1
56,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 57,691
0.0
43,000
(1)
Corebridge Financial,
Inc., 6.050%,
09/15/2033 45,292
0.0
39,000
(2)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 39,716
0.0
130,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 133,404
0.1
153,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp.,
5.625%,
05/01/2027 153,538
0.1
34,000
(3)
Crown Castle, Inc.,
2.900%,
03/15/2027 32,345
0.0
72,000  Crown Castle, Inc.,
3.300%,
07/01/2030 65,706
0.0
13,000  Crown Castle, Inc.,
4.150%,
07/01/2050 10,459
0.0
18,000  Crown Castle, Inc.,
4.800%,
09/01/2028 17,931
0.0
42,000  Crown Castle, Inc.,
5.600%,
06/01/2029 43,187
0.0
40,000  Crown Castle, Inc.,
5.800%,
03/01/2034 41,590
0.0
19,000  CSX Corp., 4.500%,
08/01/2054 16,738
0.0
76,000  Cummins, Inc.,
2.600%,
09/01/2050 63,820
0.0
9,000  Cummins, Inc.,
5.450%,
02/20/2054 9,057
0.0
5,000  CVS Health Corp.,
3.250%,
08/15/2029 4,632
0.0
12,000  CVS Health Corp.,
5.050%,
03/25/2048 10,590
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
11,000  CVS Health Corp.,
5.625%,
02/21/2053 $ 10,499
0.0
31,000  CVS Health Corp.,
5.700%,
06/01/2034 31,643
0.0
7,000  CVS Health Corp.,
5.875%,
06/01/2053 6,878
0.0
4,000  CVS Health Corp.,
6.000%,
06/01/2063 3,953
0.0
13,000  CVS Health Corp.,
6.050%,
06/01/2054 13,082
0.0
150,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 129,918
0.1
160,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 146,656
0.1
69,000  Deere & Co., 3.100%,
04/15/2030 64,147
0.0
51,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 51,856
0.0
29,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 23,133
0.0
9,000  Diamondback
Energy, Inc., 5.750%,
04/18/2054 8,916
0.0
22,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 21,900
0.0
11,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 11,630
0.0
72,000  Discovery
Communications LLC,
3.625%,
05/15/2030 63,562
0.0
20,000  Dollar General Corp.,
3.500%,
04/03/2030 18,579
0.0
140,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 129,180
0.1
191,000
(3)
DTE Electric Co.,
2.250%,
03/01/2030 169,215
0.1
55,000  DTE Electric Co.,
4.300%,
07/01/2044 47,795
0.0
23,000  DTE Energy Co.,
4.950%,
07/01/2027 23,090
0.0
120,000  DTE Energy Co.,
5.100%,
03/01/2029 121,142
0.1
7,000  Duke Energy
Carolinas LLC,
3.750%,
06/01/2045 5,477
0.0
7,000  Duke Energy
Carolinas LLC,
5.350%,
01/15/2053 6,905
0.0
617,000  Duke Energy Corp.,
2.650%,
09/01/2026 590,499
0.3
71,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 60,591
0.0
19,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 20,300
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
10,000  Duke Energy Indiana
LLC, 5.400%,
04/01/2053 $ 9,820
0.0
13,000  Duke Energy Ohio,
Inc., 5.250%,
04/01/2033 13,277
0.0
5,000  Duke Energy Ohio,
Inc., 5.650%,
04/01/2053 5,034
0.0
28,000  Elevance Health, Inc.,
4.900%,
02/08/2026 27,974
0.0
26,000  Eli Lilly & Co., 4.700%,
02/09/2034 26,076
0.0
19,000  Eli Lilly & Co., 5.000%,
02/09/2054 18,535
0.0
125,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 127,503
0.1
134,000  Enact Holdings, Inc.,
6.250%,
05/28/2029 136,477
0.1
145,000
(1)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 134,030
0.1
72,000  Energy Transfer L.P.,
3.750%,
05/15/2030 67,849
0.0
22,000  Energy Transfer L.P.,
5.550%,
05/15/2034 22,214
0.0
26,000  Energy Transfer L.P.,
6.050%,
09/01/2054 26,079
0.0
119,000
(1)
EnLink Midstream
LLC, 6.500%,
09/01/2030 124,102
0.1
4,000  Entergy Arkansas
LLC, 3.350%,
06/15/2052 2,768
0.0
10,000  Entergy Arkansas
LLC, 4.200%,
04/01/2049 8,149
0.0
113,000  Entergy Corp.,
2.800%,
06/15/2030 101,242
0.1
21,000
(2)
Entergy Corp.,
7.125%,
12/01/2054 21,062
0.0
12,000  Entergy Louisiana
LLC, 5.350%,
03/15/2034 12,236
0.0
38,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 37,963
0.0
7,000  Entergy Texas, Inc.,
5.800%,
09/01/2053 7,239
0.0
72,000  Equifax, Inc., 3.100%,
05/15/2030 65,880
0.0
84,000  Essent Group Ltd.,
6.250%,
07/01/2029 85,796
0.1
191,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 170,399
0.1
23,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 23,288
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
19,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 $ 13,226
0.0
44,000  Evergy Kansas
Central, Inc., 4.125%,
03/01/2042 37,325
0.0
18,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 19,003
0.0
72,000  Eversource Energy,
2.550%,
03/15/2031 61,385
0.0
81,000  Eversource Energy,
2.900%,
03/01/2027 77,177
0.1
23,000  Eversource Energy,
5.125%,
05/15/2033 22,697
0.0
46,000  Eversource Energy,
5.450%,
03/01/2028 46,811
0.0
30,000  Eversource Energy,
5.500%,
01/01/2034 30,245
0.0
55,000  Eversource Energy,
5.950%,
02/01/2029 57,264
0.0
70,000  Eversource Energy U,
1.400%,
08/15/2026 65,202
0.0
74,000  Exelon Corp., 5.150%,
03/15/2028 74,943
0.0
59,000  Exelon Corp., 5.150%,
03/15/2029 59,987
0.0
85,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 69,533
0.0
59,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 56,513
0.0
30,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 23,702
0.0
14,000
(3)
FedEx Corp., 5.250%,
05/15/2050 13,323
0.0
54,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 52,395
0.0
57,000  Fiserv, Inc., 5.150%,
03/15/2027 57,681
0.0
4,000  Florida Power &
Light Co., 2.875%,
12/04/2051 2,635
0.0
63,000  Florida Power &
Light Co., 4.125%,
02/01/2042 54,967
0.0
35,000  Florida Power &
Light Co., 4.625%,
05/15/2030 35,135
0.0
27,000  FMC Corp., 5.150%,
05/18/2026 27,048
0.0
108,000  Ford Motor Co.,
6.100%,
08/19/2032 109,341
0.1
200,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 192,621
0.1
200,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 195,977
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
200,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 $ 202,106
0.1
72,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 66,699
0.0
29,000
(3)
Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 30,253
0.0
163,000  Freeport-McMoRan,
Inc., 4.250%,
03/01/2030 156,597
0.1
72,000  GATX Corp., 4.000%,
06/30/2030 68,626
0.0
18,000  GATX Corp., 6.050%,
06/05/2054 18,562
0.0
140,000
(1)
GCI LLC, 4.750%,
10/15/2028 130,061
0.1
178,000  General Mills, Inc.,
2.875%,
04/15/2030 161,104
0.1
73,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 61,295
0.0
231,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 231,444
0.1
147,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 149,885
0.1
28,000  General Motors
Financial Co., Inc.,
5.950%,
04/04/2034 28,549
0.0
24,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 24,735
0.0
30,000  Georgia Power Co.,
4.650%,
05/16/2028 30,068
0.0
93,000  Global Payments, Inc.,
3.200%,
08/15/2029 85,255
0.1
54,000
(2)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 54,229
0.0
27,000
(2)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 27,196
0.0
76,000
(2)
Goldman Sachs
Group, Inc., 3.102%,
02/24/2033 66,407
0.0
92,000
(2)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 92,719
0.1
29,000
(2)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 29,961
0.0
29,000
(2)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 30,696
0.0
140,000
(1)
H&E Equipment
Services, Inc.,
3.875%,
12/15/2028 128,053
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
32,000  HCA, Inc., 2.375%,
07/15/2031 $ 26,925
0.0
19,000  HCA, Inc., 3.125%,
03/15/2027 18,202
0.0
192,000  HCA, Inc., 4.125%,
06/15/2029 185,290
0.1
111,000  HCA, Inc., 5.250%,
04/15/2025 110,809
0.1
164,000  HCA, Inc., 5.375%,
09/01/2026 164,769
0.1
50,000  HCA, Inc., 5.450%,
04/01/2031 51,005
0.0
11,000  HCA, Inc., 6.000%,
04/01/2054 11,092
0.0
10,000  HCA, Inc., 6.100%,
04/01/2064 10,038
0.0
75,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 76,058
0.0
110,000  Healthpeak OP LLC,
3.000%,
01/15/2030 100,028
0.1
52,000  Healthpeak OP LLC,
5.250%,
12/15/2032 52,391
0.0
85,000  HEICO Corp., 5.250%,
08/01/2028 86,385
0.1
98,000  Hess Corp., 4.300%,
04/01/2027 96,816
0.1
140,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 136,398
0.1
125,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
8.375%,
11/01/2033 135,294
0.1
57,000  Home Depot, Inc.,
2.700%,
04/15/2030 51,781
0.0
12,000
(3)
Home Depot, Inc.,
5.400%,
06/25/2064 12,031
0.0
61,000  Honeywell
International, Inc.,
4.750%,
02/01/2032 61,153
0.0
46,000  Honeywell
International, Inc.,
5.000%,
03/01/2035 46,583
0.0
34,000  Honeywell
International, Inc.,
5.250%,
03/01/2054 33,748
0.0
31,000  HP, Inc., 2.650%,
06/17/2031 26,820
0.0
53,000  Humana, Inc., 5.375%,
04/15/2031 53,842
0.0
27,000
(2)
Huntington
Bancshares, Inc.,
2.487%,
08/15/2036 21,212
0.0
49,000
(2)
Huntington
Bancshares, Inc.,
5.709%,
02/02/2035 49,555
0.0
72,000  Huntington Ingalls
Industries, Inc.,
4.200%,
05/01/2030 69,222
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
25,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 $ 25,269
0.0
18,000
(1)
Hyundai Capital
America, 5.400%,
01/08/2031 18,283
0.0
61,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 62,473
0.0
164,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 170,726
0.1
62,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 65,597
0.0
147,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 147,217
0.1
101,000  IBM International
Capital Pte Ltd.,
5.250%,
02/05/2044 98,207
0.1
130,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 122,490
0.1
21,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 21,392
0.0
28,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 28,705
0.0
16,000
(3)
Ingersoll Rand, Inc.,
5.450%,
06/15/2034 16,508
0.0
10,000  Ingersoll Rand, Inc.,
5.700%,
08/14/2033 10,489
0.0
65,000
(1)
Insight Enterprises,
Inc., 6.625%,
05/15/2032 66,915
0.0
27,000  Intel Corp., 2.450%,
11/15/2029 24,247
0.0
54,000  Intel Corp., 5.125%,
02/10/2030 55,345
0.0
12,000
(3)
Intel Corp., 5.600%,
02/21/2054 11,935
0.0
6,000  Intel Corp., 5.700%,
02/10/2053 6,055
0.0
43,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 37,308
0.0
11,000  Interstate Power and
Light Co., 3.100%,
11/30/2051 7,209
0.0
43,000  Intuit, Inc., 5.200%,
09/15/2033 44,260
0.0
30,000  Intuit, Inc., 5.500%,
09/15/2053 30,964
0.0
76,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 61,760
0.0
141,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 133,882
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
49,000  Jefferies Financial
Group, Inc., 6.200%,
04/14/2034 $ 50,882
0.0
133,000  John Deere Capital
Corp., 4.700%,
06/10/2030 134,773
0.1
50,000  John Deere Capital
Corp., 4.850%,
06/11/2029 50,773
0.0
90,000  John Deere Capital
Corp., 4.900%,
03/07/2031 91,460
0.1
60,000  Johnson & Johnson,
3.625%,
03/03/2037 53,881
0.0
23,000
(3)
Johnson & Johnson,
4.950%,
06/01/2034 23,828
0.0
119,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 127,723
0.1
206,000
(2)
JPMorgan Chase
& Co., 1.470%,
09/22/2027 191,776
0.1
162,000
(2)
JPMorgan Chase
& Co., 1.578%,
04/22/2027 152,941
0.1
154,000
(2)
JPMorgan Chase
& Co., 2.069%,
06/01/2029 139,411
0.1
154,000
(2)
JPMorgan Chase
& Co., 2.182%,
06/01/2028 143,339
0.1
37,000
(2)
JPMorgan Chase
& Co., 2.595%,
02/24/2026 36,438
0.0
258,000
(2)
JPMorgan Chase
& Co., 2.947%,
02/24/2028 246,246
0.1
615,000  JPMorgan Chase
& Co., 2.950%,
10/01/2026 592,986
0.3
72,000
(2)
JPMorgan Chase
& Co., 3.702%,
05/06/2030 68,545
0.0
463,000
(2)
JPMorgan Chase
& Co., 3.782%,
02/01/2028 451,479
0.2
35,000
(2)
JPMorgan Chase
& Co., 4.452%,
12/05/2029 34,539
0.0
43,000
(2)
JPMorgan Chase
& Co., 4.995%,
07/22/2030 43,330
0.0
106,000
(2)
JPMorgan Chase
& Co., 5.294%,
07/22/2035 107,529
0.1
94,000
(2)
JPMorgan Chase
& Co., 5.336%,
01/23/2035 95,523
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
76,000
(2)
JPMorgan Chase
& Co., 5.571%,
04/22/2028 $ 77,436
0.1
72,000
(2)
JPMorgan Chase
& Co., 5.581%,
04/22/2030 74,262
0.0
55,000
(2)
JPMorgan Chase
& Co., 5.766%,
04/22/2035 57,665
0.0
14,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 14,477
0.0
52,000  Kenvue, Inc., 4.900%,
03/22/2033 52,514
0.0
32,000  Kenvue, Inc., 5.050%,
03/22/2028 32,615
0.0
17,000  Kenvue, Inc., 5.200%,
03/22/2063 16,435
0.0
27,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 27,440
0.0
27,000
(2)
KeyCorp, 4.789%,
06/01/2033 25,315
0.0
71,000
(2)
KeyCorp, 6.401%,
03/06/2035 74,093
0.0
20,000
(3)
KLA Corp., 4.700%,
02/01/2034 19,914
0.0
14,000  KLA Corp., 5.250%,
07/15/2062 13,760
0.0
72,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 65,519
0.0
38,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 38,449
0.0
140,000
(1)
Ladder Capital
Finance Holdings
LLLP / Ladder Capital
Finance Corp.,
4.750%,
06/15/2029 133,167
0.1
72,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 73,517
0.0
79,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 81,058
0.1
29,000
(3)
Lockheed Martin
Corp., 4.800%,
08/15/2034 29,110
0.0
16,000  Lockheed Martin
Corp., 5.200%,
02/15/2064 15,733
0.0
20,000  Lockheed Martin
Corp., 5.250%,
01/15/2033 20,759
0.0
8,000  Lockheed Martin
Corp., 5.900%,
11/15/2063 8,765
0.0
14,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 14,432
0.0
10,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 10,083
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
8,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 $ 8,061
0.0
38,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 38,412
0.0
155,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 131,935
0.1
22,000  Marriott International,
Inc., 4.875%,
05/15/2029 22,141
0.0
70,000
(1)
Mars, Inc., 2.375%,
07/16/2040 48,507
0.0
6,000  Marsh & McLennan
Cos., Inc., 5.450%,
03/15/2054 6,051
0.0
37,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 38,360
0.0
160,000
(1)
Match Group Holdings
II LLC, 3.625%,
10/01/2031 138,117
0.1
140,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 130,750
0.1
13,000  Merck & Co., Inc.,
4.500%,
05/17/2033 12,846
0.0
7,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 6,196
0.0
47,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 49,395
0.0
287,000
(1)
Metropolitan Edison
Co., 4.000%,
04/15/2025 283,022
0.1
46,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 46,824
0.0
18,000  MidAmerican
Energy Co., 5.850%,
09/15/2054 18,978
0.0
113,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 94,892
0.1
31,000
(3)
Mohawk Industries,
Inc., 5.850%,
09/18/2028 32,199
0.0
42,000
(3)
Mondelez
International, Inc.,
4.750%,
02/20/2029 42,273
0.0
38,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 39,520
0.0
41,000
(2)
Morgan Stanley,
0.985%,
12/10/2026 38,684
0.0
50,000
(2)
Morgan Stanley,
1.512%,
07/20/2027 46,776
0.0
292,000
(2)
Morgan Stanley,
1.593%,
05/04/2027 275,129
0.1
31,000
(2)
Morgan Stanley,
2.484%,
09/16/2036 25,147
0.0
523,000  Morgan Stanley,
3.125%,
07/27/2026 506,640
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
31,000
(2)
Morgan Stanley,
3.591%,
07/22/2028 $ 29,824
0.0
43,000
(2)
Morgan Stanley,
5.042%,
07/19/2030 43,310
0.0
138,000
(2)
Morgan Stanley,
5.164%,
04/20/2029 139,419
0.1
67,000
(2)
Morgan Stanley,
5.250%,
04/21/2034 67,345
0.0
63,000
(2)
Morgan Stanley,
5.320%,
07/19/2035 63,544
0.0
24,000
(2)
Morgan Stanley,
5.466%,
01/18/2035 24,434
0.0
28,000
(2)
Morgan Stanley,
5.831%,
04/19/2035 29,268
0.0
79,000
(2)
Morgan Stanley,
5.942%,
02/07/2039 80,390
0.1
77,000
(2)
Morgan Stanley,
5.948%,
01/19/2038 78,686
0.1
188,000
(2)
Morgan Stanley,
6.296%,
10/18/2028 196,129
0.1
38,000  Motorola Solutions,
Inc., 5.000%,
04/15/2029 38,336
0.0
137,000  MPLX L.P., 2.650%,
08/15/2030 121,015
0.1
111,000  MPLX L.P., 4.000%,
03/15/2028 107,932
0.1
22,000  MPLX L.P., 5.500%,
06/01/2034 22,171
0.0
165,000  MPT Operating
Partnership L.P. /
MPT Finance Corp.,
3.500%,
03/15/2031 108,589
0.1
180,000  National Rural Utilities
Cooperative Finance
Corp., 3.900%,
11/01/2028 174,897
0.1
43,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 40,848
0.0
40,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
02/07/2031 40,521
0.0
26,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 27,494
0.0
150,000
(1)
Nationstar Mortgage
Holdings, Inc.,
5.125%,
12/15/2030 139,809
0.1
140,000
(1)
Nationstar Mortgage
Holdings, Inc.,
6.500%,
08/01/2029 139,968
0.1
8,000  Nevada Power Co.,
6.000%,
03/15/2054 8,373
0.0
36,000
(2)
NextEra Energy
Capital Holdings, Inc.,
6.700%,
09/01/2054 36,674
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
24,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 $ 23,806
0.0
20,000  Norfolk Southern
Corp., 2.550%,
11/01/2029 18,056
0.0
33,000  Norfolk Southern
Corp., 5.050%,
08/01/2030 33,639
0.0
21,000  Norfolk Southern
Corp., 5.550%,
03/15/2034 21,982
0.0
26,000  Norfolk Southern
Corp., 5.950%,
03/15/2064 27,453
0.0
10,000  Northern States
Power Co., 5.650%,
06/15/2054 10,280
0.0
75,000
(2)
Northern Trust Corp.,
3.375%,
05/08/2032 71,875
0.0
145,000
(1)
Novelis Corp.,
4.750%,
01/30/2030 137,125
0.1
23,000  NSTAR Electric Co.,
5.400%,
06/01/2034 23,650
0.0
40,000  Nucor Corp., 4.300%,
05/23/2027 39,664
0.0
167,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 171,328
0.1
28,000  Occidental Petroleum
Corp., 5.375%,
01/01/2032 28,290
0.0
28,000  Occidental Petroleum
Corp., 5.550%,
10/01/2034 28,171
0.0
14,000
(3)
Occidental Petroleum
Corp., 6.050%,
10/01/2054 14,084
0.0
65,000
(3)
Occidental Petroleum
Corp., 6.125%,
01/01/2031 67,941
0.0
42,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 43,210
0.0
10,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 10,657
0.0
18,000  OGE Energy Corp.,
5.450%,
05/15/2029 18,445
0.0
83,000  Old Republic
International Corp.,
5.750%,
03/28/2034 84,406
0.1
135,000  Olin Corp., 5.000%,
02/01/2030 128,759
0.1
28,000
(1)
Oncor Electric Delivery
Co. LLC, 5.550%,
06/15/2054 28,360
0.0
195,000  Oracle Corp., 2.800%,
04/01/2027 185,631
0.1
337,000  Oracle Corp., 2.950%,
05/15/2025 331,012
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
75,000  Oracle Corp., 3.800%,
11/15/2037 $ 63,625
0.0
46,000  Oracle Corp., 6.150%,
11/09/2029 49,001
0.0
29,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 28,055
0.0
70,000  O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 69,149
0.0
250,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 4.125%,
04/30/2028 235,054
0.1
23,000  Ovintiv, Inc., 5.650%,
05/15/2028 23,500
0.0
11,000  Ovintiv, Inc., 7.100%,
07/15/2053 12,298
0.0
130,000
(1)(3)
Owens-Brockway
Glass Container, Inc.,
7.250%,
05/15/2031 128,790
0.1
42,000  PACCAR Financial
Corp., 5.000%,
03/22/2034 42,742
0.0
16,000  Pacific Gas and
Electric Co., 4.250%,
03/15/2046 12,495
0.0
14,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 11,028
0.0
21,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 17,198
0.0
200,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 205,347
0.1
6,000  Paramount Global,
4.950%,
05/19/2050 4,342
0.0
21,000  Paramount Global,
5.850%,
09/01/2043 17,373
0.0
3,000
(3)
PayPal Holdings, Inc.,
4.400%,
06/01/2032 2,931
0.0
77,000  PayPal Holdings, Inc.,
5.150%,
06/01/2034 77,862
0.1
17,000
(3)
PECO Energy Co.,
4.900%,
06/15/2033 17,065
0.0
38,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 38,011
0.0
88,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 89,110
0.1
162,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 164,680
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
39,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.200%,
06/15/2030 $ 41,477
0.0
59,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 59,369
0.0
29,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 29,234
0.0
57,000  Phillips 66, 3.850%,
04/09/2025 56,422
0.0
201,000  Plains All American
Pipeline L.P. / PAA
Finance Corp.,
3.600%,
11/01/2024 199,924
0.1
173,000
(2)(3)
PNC Financial
Services Group, Inc.,
5.401%,
07/23/2035 174,885
0.1
129,000
(2)
PNC Financial
Services Group, Inc.,
5.492%,
05/14/2030 132,194
0.1
13,000
(2)
PNC Financial
Services Group, Inc.,
5.676%,
01/22/2035 13,411
0.0
109,000
(2)
PNC Financial
Services Group,
Inc. W, 6.250%,
12/31/2199 106,531
0.1
135,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 125,874
0.1
135,000
(1)
Post Holdings, Inc.,
5.500%,
12/15/2029 131,060
0.1
20,000
(1)
Post Holdings, Inc.,
6.250%,
02/15/2032 20,279
0.0
145,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 135,167
0.1
28,000  Prologis L.P., 2.250%,
01/15/2032 23,478
0.0
8,000  Prologis L.P., 5.250%,
03/15/2054 7,741
0.0
104,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 105,720
0.1
18,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 18,437
0.0
4,000  Public Service Electric
and Gas Co., 3.800%,
03/01/2046 3,240
0.0
34,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 34,872
0.0
26,000
(3)
Public Service Electric
and Gas Co., 5.200%,
03/01/2034 26,644
0.0
115,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 97,199
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
113,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 $ 114,974
0.1
11,000  Puget Sound Energy,
Inc., 3.250%,
09/15/2049 7,497
0.0
21,000  Quest Diagnostics,
Inc., 2.800%,
06/30/2031 18,450
0.0
18,000  Quest Diagnostics,
Inc., 2.950%,
06/30/2030 16,393
0.0
32,000  Quest Diagnostics,
Inc., 6.400%,
11/30/2033 34,987
0.0
101,000  Raytheon
Technologies Corp.,
4.500%,
06/01/2042 89,935
0.1
47,000  Realty Income Corp.,
5.125%,
02/15/2034 47,060
0.0
43,000
(2)
Regions Financial
Corp., 5.722%,
06/06/2030 43,806
0.0
27,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 22,070
0.0
13,000  Reynolds American,
Inc., 5.850%,
08/15/2045 12,487
0.0
15,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 15,364
0.0
215,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 226,036
0.1
85,000  Roper Technologies,
Inc., 1.750%,
02/15/2031 70,107
0.0
21,000  Ross Stores, Inc.,
4.700%,
04/15/2027 20,920
0.0
72,000  Royalty Pharma PLC,
2.200%,
09/02/2030 61,540
0.0
36,000  Royalty Pharma PLC,
5.150%,
09/02/2029 36,256
0.0
48,000  Ryder System, Inc.,
5.250%,
06/01/2028 48,790
0.0
15,000  Ryder System, Inc.,
5.375%,
03/15/2029 15,335
0.0
91,000  Ryder System, Inc.,
5.500%,
06/01/2029 93,474
0.1
40,000  Ryder System, Inc.,
6.600%,
12/01/2033 43,721
0.0
18,000  S&P Global, Inc.,
1.250%,
08/15/2030 14,953
0.0
69,000  S&P Global, Inc.,
2.700%,
03/01/2029 63,857
0.0
270,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 269,239
0.1
46,000
(1)
Schlumberger
Holdings Corp.,
5.000%,
11/15/2029 46,575
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
83,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 $ 76,669
0.1
130,000
(1)
Sealed Air Corp/
Sealed Air Corp. US,
7.250%,
02/15/2031 135,506
0.1
21,000  Selective Insurance
Group, Inc., 5.375%,
03/01/2049 20,124
0.0
130,000
(1)
Sensata Technologies,
Inc., 6.625%,
07/15/2032 131,788
0.1
130,000
(1)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 124,372
0.1
50,000
(1)
Solventum Corp.,
5.450%,
03/13/2031 50,458
0.0
40,000
(1)
Solventum Corp.,
5.600%,
03/23/2034 40,258
0.0
10,000
(1)
Solventum Corp.,
5.900%,
04/30/2054 9,832
0.0
36,000  Southern California
Edison Co., 5.450%,
06/01/2031 37,184
0.0
23,000  Southern California
Gas Co., 5.200%,
06/01/2033 23,315
0.0
57,000  Southern Co., 5.113%,
08/01/2027 57,472
0.0
19,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 18,967
0.0
12,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 12,252
0.0
141,000  Sprint Capital Corp.,
6.875%,
11/15/2028 151,283
0.1
177,000  Sprint Capital Corp.,
8.750%,
03/15/2032 215,398
0.1
150,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 128,479
0.1
165,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 150,435
0.1
59,000
(2)
State Street Corp.,
5.684%,
11/21/2029 61,310
0.0
113,000
(2)
State Street Corp.,
6.123%,
11/21/2034 120,265
0.1
75,000
(2)(3)
State Street Corp. J,
6.700%,
12/31/2199 75,091
0.0
135,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp.,
7.250%,
01/15/2031 140,868
0.1
73,000  Sun Communities
Operating L.P.,
5.500%,
01/15/2029 74,154
0.0
43,000
(2)
Synchrony Financial,
5.935%,
08/02/2030 43,293
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
40,000  Take-Two Interactive
Software, Inc.,
5.400%,
06/12/2029 $ 40,900
0.0
16,000  Targa Resources
Corp., 4.200%,
02/01/2033 14,727
0.0
18,000  Targa Resources
Corp., 6.500%,
03/30/2034 19,498
0.0
8,000
(1)
Teachers Insurance
& Annuity Association
of America, 3.300%,
05/15/2050 5,477
0.0
72,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 62,839
0.0
60,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 51,706
0.0
165,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 150,867
0.1
31,000  Texas Instruments,
Inc., 5.050%,
05/18/2063 29,734
0.0
117,000  Thermo Fisher
Scientific, Inc.,
4.977%,
08/10/2030 119,645
0.1
30,000  Thermo Fisher
Scientific, Inc.,
5.404%,
08/10/2043 30,629
0.0
58,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 49,796
0.0
5,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 4,563
0.0
2,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 1,918
0.0
33,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 31,481
0.0
14,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 14,818
0.0
72,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 75,599
0.0
19,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 17,506
0.0
265,000
(1)
TransDigm, Inc.,
7.125%,
12/01/2031 275,371
0.1
50,000
(2)
Truist Financial Corp.,
4.916%,
07/28/2033 47,456
0.0
160,000
(2)
Truist Financial Corp.,
5.435%,
01/24/2030 162,505
0.1
46,000
(2)
Truist Financial Corp.,
5.711%,
01/24/2035 47,050
0.0
46,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 46,850
0.0
13,000  Union Pacific Corp.,
3.750%,
02/05/2070 9,414
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
21,000  Union Pacific Corp.,
4.050%,
11/15/2045 $ 17,622
0.0
105,000
(1)
United Airlines, Inc.,
4.625%,
04/15/2029 99,314
0.1
82,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 60,326
0.0
55,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 41,635
0.0
81,000  UnitedHealth Group,
Inc., 4.950%,
01/15/2032 81,818
0.1
31,000  UnitedHealth Group,
Inc., 5.000%,
04/15/2034 31,143
0.0
10,000  UnitedHealth Group,
Inc., 5.050%,
04/15/2053 9,469
0.0
35,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 35,547
0.0
17,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 16,119
0.0
15,000  UnitedHealth Group,
Inc., 5.375%,
04/15/2054 14,896
0.0
17,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 16,861
0.0
145,000
(1)
Univision
Communications, Inc.,
4.500%,
05/01/2029 126,809
0.1
22,546  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 22,545
0.0
6,202  US Airways Pass
Through Trust 2012-2,
A, 4.625%,
12/03/2026 6,152
0.0
63,000
(2)
US Bancorp, 5.384%,
01/23/2030 64,252
0.0
16,000
(2)
US Bancorp, 5.678%,
01/23/2035 16,440
0.0
200,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 196,195
0.1
22,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 18,839
0.0
270,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 283,906
0.1
7,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 5,792
0.0
4,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 3,466
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
61,000  Verizon
Communications, Inc.,
4.125%,
08/15/2046 $ 50,905
0.0
3,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 2,842
0.0
70,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 66,805
0.0
19,000  Verizon
Communications, Inc.,
5.500%,
02/23/2054 19,064
0.0
165,000
(1)
Viasat, Inc., 5.625%,
04/15/2027 155,218
0.1
110,000  Viatris, Inc., 2.700%,
06/22/2030 95,831
0.1
20,000  Viatris, Inc., 3.850%,
06/22/2040 15,109
0.0
295,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 278,579
0.1
138,000  VMware, Inc., 1.400%,
08/15/2026 128,732
0.1
70,000  Walmart, Inc., 4.000%,
04/15/2030 69,319
0.0
112,000  Warnermedia
Holdings, Inc.,
3.755%,
03/15/2027 106,709
0.1
16,000  Warnermedia
Holdings, Inc.,
5.050%,
03/15/2042 12,630
0.0
10,000  Warnermedia
Holdings, Inc.,
5.141%,
03/15/2052 7,445
0.0
5,000  Warnermedia
Holdings, Inc.,
5.391%,
03/15/2062 3,732
0.0
16,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 15,988
0.0
21,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 21,273
0.0
41,000
(2)
Wells Fargo & Co.,
2.164%,
02/11/2026 40,301
0.0
24,000
(2)
Wells Fargo & Co.,
2.188%,
04/30/2026 23,436
0.0
62,000  Wells Fargo & Co.,
3.000%,
10/23/2026 59,670
0.0
46,000
(2)
Wells Fargo & Co.,
3.526%,
03/24/2028 44,403
0.0
24,000
(2)
Wells Fargo & Co.,
4.540%,
08/15/2026 23,819
0.0
64,000
(2)
Wells Fargo & Co.,
5.389%,
04/24/2034 64,771
0.0
20,000
(2)
Wells Fargo & Co.,
5.557%,
07/25/2034 20,456
0.0
41,000
(3)
Western Midstream
Operating L.P.,
4.750%,
08/15/2028 40,380
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
102,000  Western Midstream
Operating L.P.,
5.300%,
03/01/2048 $ 89,850
0.1
72,000  Westinghouse Air
Brake Technologies
Corp., 4.700%,
09/15/2028 71,634
0.0
10,000  Westlake Corp.,
3.125%,
08/15/2051 6,489
0.0
38,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 37,928
0.0
20,000  Williams Cos., Inc.,
4.900%,
03/15/2029 20,064
0.0
130,000
(1)
Williams Scotsman,
Inc., 6.625%,
06/15/2029 132,486
0.1
49,000  Willis North America,
Inc., 5.900%,
03/05/2054 49,091
0.0
26,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 26,595
0.0
140,000
(1)
XHR LP, 4.875%,
06/01/2029 132,229
0.1
50,000
(1)
Zebra Technologies
Corp., 6.500%,
06/01/2032 51,407
0.0
51,000  Zimmer Biomet
Holdings, Inc.,
5.350%,
12/01/2028 52,205
0.0
41,643,181
18.5
Total Corporate
Bonds/Notes
(Cost $58,412,021)
58,016,694
25.8
COLLATERALIZED MORTGAGE OBLIGATIONS : 20.5%
United States : 20.5%
218,878
(2)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.795%,
05/25/2036 189,041
0.1
60,406
(2)
Alternative Loan Trust
2005-53T2 2A6,
5.964%, (TSFR1M +
0.614%),
11/25/2035 32,512
0.0
102,843  Alternative Loan
Trust 2006-13T1 A9,
6.000%,
05/25/2036 53,362
0.0
145,403
(2)
Alternative Loan
Trust 2007-23CB A3,
5.964%, (TSFR1M +
0.614%),
09/25/2037 55,550
0.0
316,482  CHL Mortgage
Pass-Through Trust
2007-7 A7, 5.750%,
06/25/2037 154,645
0.1
249,565  CitiMortgage
Alternative Loan Trust
Series 2006-A3 1A7,
6.000%,
07/25/2036 225,355
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
956,716
(1)(2)
COLT Mortgage Loan
Trust 2021-1 A1,
0.910%,
06/25/2066 $ 808,981
0.4
693,554
(1)(2)
COLT Mortgage Loan
Trust 2021-2 A1,
0.924%,
08/25/2066 571,905
0.3
273,663
(1)(2)
COLT Mortgage Loan
Trust 2021-3 A1,
0.956%,
09/27/2066 223,808
0.1
138,682
(1)(2)
CSMC Trust 2015-
2 B3, 3.885%,
02/25/2045 130,909
0.1
89,640
(1)(2)
CSMC Trust 2015-
3 B1, 3.808%,
03/25/2045 85,440
0.0
1,753
(1)(2)
Fannie Mae
Connecticut Avenue
Securities 2019-
R01 2M2, 7.912%,
(SOFR30A + 2.564%),
07/25/2031 1,753
0.0
1,000,000
(1)(2)
Fannie Mae
Connecticut Avenue
Securities 2020-
SBT1 2M2, 9.112%,
(SOFR30A + 3.764%),
02/25/2040 1,063,497
0.5
82,342  Fannie Mae REMIC
Trust 2003-22 BZ,
6.000%,
04/25/2033 84,654
0.0
2,178,166
(2)(4)
Fannie Mae REMIC
Trust 2005-
18 SC, 1.064%,
(-1.000*SOFR30A +
4.536%),
03/25/2035 75,210
0.0
67,961
(2)
Fannie Mae REMIC
Trust 2005-
74 DK, 2.154%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 67,812
0.0
60,916
(2)
Fannie Mae REMIC
Trust 2006-
104 ES, 6.142%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 79,004
0.0
783,074
(2)(4)
Fannie Mae REMIC
Trust 2007-
36 SN, 1.308%,
(-1.000*SOFR30A +
6.656%),
04/25/2037 73,938
0.0
47,502
(2)
Fannie Mae REMIC
Trust 2007-
55 DS, 1.346%,
(-1.000*SOFR30A +
14.714%),
06/25/2037 42,715
0.0
324,525
(2)(4)
Fannie Mae REMIC
Trust 2007-
9 SE, 0.618%,
(-1.000*SOFR30A +
5.966%),
03/25/2037 22,242
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
508,230
(2)(4)
Fannie Mae REMIC
Trust 2008-
41 S, 1.338%,
(-1.000*SOFR30A +
6.686%),
11/25/2036 $ 52,379
0.0
403,307
(2)(4)
Fannie Mae REMIC
Trust 2008-
53 FI, 0.638%,
(-1.000*SOFR30A +
5.986%),
07/25/2038 31,628
0.0
275,297
(2)(4)
Fannie Mae REMIC
Trust 2008-
58 SM, 0.638%,
(-1.000*SOFR30A +
5.986%),
07/25/2038 24,666
0.0
1,554,987
(2)(4)
Fannie Mae REMIC
Trust 2009-
106 SA, 0.788%,
(-1.000*SOFR30A +
6.136%),
01/25/2040 116,413
0.1
147,528
(2)
Fannie Mae REMIC
Trust 2009-
66 SL, 5.407%,
(-1.000*SOFR30A +
15.452%),
09/25/2039 118,382
0.1
93,200
(2)
Fannie Mae REMIC
Trust 2009-
66 SW, 5.574%,
(-1.000*SOFR30A +
15.618%),
09/25/2039 71,108
0.0
2,045,747
(2)(4)
Fannie Mae REMIC
Trust 2010-
123 SL, 0.608%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 135,655
0.1
2,154,970
(2)(4)
Fannie Mae REMIC
Trust 2011-
55 SK, 1.098%,
(-1.000*SOFR30A +
6.446%),
06/25/2041 227,302
0.1
859,892
(2)(4)
Fannie Mae REMIC
Trust 2011-
86 NS, 0.488%,
(-1.000*SOFR30A +
5.836%),
09/25/2041 56,472
0.0
137,318
(2)(4)
Fannie Mae REMIC
Trust 2012-
10 US, 0.988%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 15,462
0.0
352,013
(2)(4)
Fannie Mae REMIC
Trust 2012-
24 HS, 1.088%,
(-1.000*SOFR30A +
6.436%),
09/25/2040 6,782
0.0
349,740
(4)
Fannie Mae REMIC
Trust 2013-31 PI,
4.500%,
02/25/2043 21,139
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
532,055
(4)
Fannie Mae REMIC
Trust 2013-44 DI,
3.000%,
05/25/2033 $ 44,161
0.0
3,807,691
(4)
Fannie Mae REMIC
Trust 2015-34 DI,
6.500%,
06/25/2045 899,340
0.4
10,642,247
(4)
Fannie Mae REMIC
Trust 2015-58 KI,
6.000%,
03/25/2037 1,870,678
0.8
5,685,893
(2)(4)
Fannie Mae REMIC
Trust 2015-
59 SK, 0.188%,
(-1.000*SOFR30A +
5.536%),
08/25/2045 449,549
0.2
10,293,741
(2)(4)
Fannie Mae REMIC
Trust 2016-
54 SL, 0.538%,
(-1.000*SOFR30A +
5.886%),
08/25/2046 1,108,662
0.5
3,965,693
(4)
Fannie Mae REMIC
Trust 2017-15 GI,
4.500%,
03/25/2047 576,550
0.3
4,824,522
(4)
Fannie Mae REMIC
Trust 2020-49 PI,
2.000%,
07/25/2050 615,033
0.3
848,532
(1)(2)
Flagstar Mortgage
Trust 2018-2 B2,
4.003%,
04/25/2048 770,447
0.3
68,767
(2)(4)
Freddie Mac
REMIC Trust
2303 SY, 3.248%,
(-1.000*SOFR30A +
8.586%),
04/15/2031 7,655
0.0
511,602
(2)(4)
Freddie Mac
REMIC Trust 2989
GU, 1.548%,
(-1.000*SOFR30A +
6.886%),
02/15/2033 34,194
0.0
568,198
(2)(4)
Freddie Mac
REMIC Trust
3271 SB, 0.598%,
(-1.000*SOFR30A +
5.936%),
02/15/2037 43,810
0.0
1,674,597
(2)(4)
Freddie Mac
REMIC Trust
3424 HI, 0.448%,
(-1.000*SOFR30A +
5.786%),
04/15/2038 129,180
0.1
270,954
(4)
Freddie Mac REMIC
Trust 3632 IP,
5.000%,
02/15/2040 29,443
0.0
1,205,191
(2)(4)
Freddie Mac
REMIC Trust
3693 SC, 1.048%,
(-1.000*SOFR30A +
6.386%),
07/15/2040 130,406
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
1,941,673
(2)(4)
Freddie Mac
REMIC Trust
3856 KS, 1.098%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 $ 191,250
0.1
280,558
(2)(4)
Freddie Mac
REMIC Trust
3925 SD, 0.598%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 6,040
0.0
4,212,676
(2)(4)
Freddie Mac
REMIC Trust
3988 NS, 1.023%,
(-1.000*SOFR30A +
6.361%),
01/15/2042 493,051
0.2
859,788
(2)(4)
Freddie Mac
REMIC Trust 4040
SW, 1.178%,
(-1.000*SOFR30A +
6.516%),
05/15/2032 55,093
0.0
15,856
(2)(4)
Freddie Mac
REMIC Trust 4077
SM, 1.248%,
(-1.000*SOFR30A +
6.586%),
08/15/2040 22
0.0
3,246,777
(4)
Freddie Mac REMIC
Trust 4091 IK,
5.000%,
10/15/2041 666,587
0.3
7,841,549
(2)(4)
Freddie Mac
REMIC Trust
4096 SB, 0.548%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 823,887
0.4
375,984
(4)
Freddie Mac REMIC
Trust 4152 BI,
4.000%,
12/15/2041 27,714
0.0
621,796
(4)
Freddie Mac REMIC
Trust 4313 MI,
5.000%,
04/15/2039 58,674
0.0
5,026,517
(2)(4)
Freddie Mac
REMIC Trust 4480
WS, 0.728%,
(-1.000*SOFR30A +
6.066%),
06/15/2045 577,272
0.3
7,760,491
(2)(4)
Freddie Mac
REMIC Trust 4623
MS, 0.548%,
(-1.000*SOFR30A +
5.886%),
10/15/2046 852,001
0.4
11,366,890
(4)
Freddie Mac REMIC
Trust 4695 IO,
4.500%,
10/15/2041 2,283,396
1.0
1,095,700  Freddie Mac REMIC
Trust 4800 MZ,
4.000%,
06/15/2048 1,019,210
0.5
1,179,558  Freddie Mac REMIC
Trust 4879 ZA,
4.000%,
05/15/2049 1,092,404
0.5

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
9,027,560
(2)(4)
Freddie Mac
REMIC Trust
4938 ES, 0.538%,
(-1.000*SOFR30A +
5.886%),
12/25/2049 $ 864,854
0.4
12,101,371
(4)
Freddie Mac REMIC
Trust 5046 IO,
2.000%,
11/25/2040 1,183,457
0.5
700,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA3 M2, 7.447%,
(SOFR30A + 2.100%),
09/25/2041 706,894
0.3
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M1B, 7.197%,
(SOFR30A + 1.850%),
01/25/2042 1,015,454
0.5
600,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.747%,
(SOFR30A + 2.400%),
02/25/2042 617,040
0.3
500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 9.097%,
(SOFR30A + 3.750%),
02/25/2042 526,476
0.2
1,100,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
HQA1 M2, 10.597%,
(SOFR30A + 5.250%),
03/25/2042 1,197,155
0.5
950,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2023-
HQA2 M1B, 8.697%,
(SOFR30A + 3.350%),
06/25/2043 1,001,989
0.5
7,195,799
(4)
Freddie Mac Strips
324 C21, 6.000%,
06/15/2039 1,548,886
0.7
115,327
(2)(4)
Freddie Mac Strips
351 103, 4.000%,
01/15/2031 8,880
0.0
420,914
(2)(4)
Freddie Mac Strips
351 200, 3.500%,
02/15/2046 54,695
0.0
2,390,095
(4)
Freddie Mac Strips
351 C14, 3.500%,
02/15/2031 169,372
0.1
7,029,265
(4)
Freddie Mac Strips
351 C22, 3.500%,
02/15/2046 1,336,381
0.6
5,284,451
(4)
Freddie Mac Strips
351 C23, 4.000%,
02/15/2046 1,128,921
0.5
943,950
(2)(4)
Freddie Mac Strips
351 C30, 2.500%,
02/15/2031 37,706
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
1,163,067
(2)(4)
Freddie Mac Strips
351 C31, 3.000%,
02/15/2031 $ 63,134
0.0
768,521
(2)(4)
Freddie Mac Strips
351 C32, 3.500%,
02/15/2031 52,123
0.0
2,833,385
(2)(4)
Freddie Mac Strips
351 C33, 4.000%,
02/15/2046 474,482
0.2
5,639,918
(2)(4)
Freddie Mac Strips
351 C34, 3.500%,
02/15/2046 1,019,209
0.5
6,843,803
(4)
Freddie Mac Strips
390 C5, 2.000%,
04/15/2042 656,561
0.3
181,376
(1)(2)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 173,184
0.1
130,237
(2)
Ginnie Mae 2007-
8 SP, 4.346%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 152,748
0.1
7,200,693
(2)(4)
Ginnie Mae 2009-
106 CM, 1.158%,
(-1.000*TSFR1M +
6.486%),
01/16/2034 205,039
0.1
660,399
(2)(4)
Ginnie Mae 2010-
116 NS, 1.208%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 48,349
0.0
64,017
(4)
Ginnie Mae 2010-
6 IA, 5.000%,
11/20/2039 2,273
0.0
170,441
(4)
Ginnie Mae 2011-
116 BI, 4.000%,
08/16/2026 2,248
0.0
643,907
(4)
Ginnie Mae 2013-
115 NI, 4.500%,
01/16/2043 71,469
0.0
209,617
(4)
Ginnie Mae 2013-
5 NI, 3.000%,
01/20/2028 5,958
0.0
8,079,750
(4)
Ginnie Mae 2015-
10 IX, 4.500%,
01/20/2045 1,758,822
0.8
681,017
(4)
Ginnie Mae 2015-
178 GI, 4.000%,
05/20/2044 59,617
0.0
3,125,133
(4)
Ginnie Mae 2016-
161 CI, 5.500%,
11/20/2046 538,803
0.2
5,361,363
(4)
Ginnie Mae 2019-
89 QI, 4.000%,
04/20/2046 935,438
0.4
145,777
(2)
GreenPoint Mortgage
Funding Trust 2006-
AR3 4A1, 5.884%,
(TSFR1M + 0.534%),
04/25/2036 126,124
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
8,995
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ2 A1,
4.000%,
11/25/2049 $ 8,404
0.0
8,079
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ3 A1,
3.500%,
03/25/2050 7,513
0.0
761,498
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2021-PJ3 A4,
2.500%,
08/25/2051 615,116
0.3
1,087,318
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
PJ10 A8, 2.500%,
03/25/2052 952,164
0.4
344,779
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ1 A4, 2.500%,
05/28/2052 278,072
0.1
1,343,947
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 1,129,628
0.5
433,965
(1)(2)
J.P. Morgan Mortgage
Trust 2022-4 A17A,
3.000%,
10/25/2052 364,761
0.2
697,675
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 A3,
3.000%,
11/25/2052 593,835
0.3
303,955
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 271,149
0.1
49,365
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A15,
3.500%,
05/25/2050 44,674
0.0
82,275
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A3,
3.500%,
05/25/2050 74,635
0.0
8,787
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3
A15, 3.500%,
03/25/2050 8,527
0.0
64,477
(1)(2)
JP Morgan Mortgage
Trust 2020-5 A15,
3.000%,
12/25/2050 55,264
0.0
157,570
(1)(2)
JP Morgan Trust
2015-3 A3, 3.500%,
05/25/2045 144,204
0.1
300,000
(1)(2)
Mill City Mortgage
Loan Trust 2017-
1 M2, 3.250%,
11/25/2058 291,842
0.1
300,000
(1)(2)
Mill City Mortgage
Loan Trust 2017-
2 M2, 3.250%,
07/25/2059 284,033
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
282,679
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-
2 A9, 2.500%,
05/25/2051 $ 228,509
0.1
48,632
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 44,928
0.0
144,627
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 128,557
0.1
523,104
(1)(2)
RATE Mortgage
Trust 2021-HB1 A31,
2.500%,
12/25/2051 421,896
0.2
797,808
(1)(2)
RCKT Mortgage Trust
2021-1 A1, 2.500%,
03/25/2051 651,934
0.3
17,113
(1)(2)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 15,932
0.0
300,000
(1)(2)
Sequoia Mortgage
Trust 2020-4 A8,
2.500%,
11/25/2050 212,478
0.1
1,546
(2)
Structured Asset
Securities Corp.
2004-4XS 1A6,
4.846%,
02/25/2034 1,517
0.0
1,000,000
(1)(2)
Verus Securitization
Trust 2021-1 M1,
1.968%,
01/25/2066 773,198
0.4
5,334,481
(2)(4)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X,
1.410%,
08/25/2045 5,483
0.0
35,733
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.483%,
10/25/2036 32,108
0.0
123,284
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
4.601%,
08/25/2046 108,014
0.1
255,169
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.300%,
12/25/2036 225,184
0.1
61,217
(2)
Wells Fargo
Alternative Loan
Trust 2007-PA2 2A1,
5.894%, (TSFR1M +
0.544%),
06/25/2037 49,936
0.0
351,023
(1)(2)
Wells Fargo Mortgage
Backed Securities
Trust 2021-1 A17,
2.500%,
12/25/2050 283,757
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
263,485
(1)(2)
WinWater Mortgage
Loan Trust 2015-
5 B4, 3.754%,
08/20/2045 $ 239,842
0.1
46,066,265
20.5
Total Collateralized
Mortgage Obligations
(Cost $49,443,439)
46,066,265
20.5
SOVEREIGN BONDS : 18.3%
Australia : 0.2%
AUD
837,000
(1)
Queensland Treasury
Corp.,
1.750
%,
07/20/2034 411,187
0.2
Belgium : 0.9%
1,954,000
(1)
Kingdom of Belgium
Government
International Bond,
4.875
%,
06/10/2055 1,978,909
0.9
Brazil : 0.5%
BRL
1,310,000  Brazil Notas do
Tesouro Nacional
Serie B NTNB,
6.000
%,
08/15/2050 987,750
0.4
200,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 197,694
0.1
1,185,444
0.5
Canada : 0.9%
CAD
1,100,000  Canadian Government
Bond 000A,
2.000
%,
12/01/2051 618,299
0.3
1,501,000  Province of British
Columbia Canada,
4.200
%,
07/06/2033 1,474,634
0.6
2,092,933
0.9
China : 9.6%
CNY
9,950,000  China Government
Bond 1824,
4.080
%,
10/22/2048 1,811,265
0.8
CNY
30,970,000  China Government
Bond 1827,
3.250
%,
11/22/2028 4,551,712
2.0
CNY
1,010,000  China Government
Bond 1906,
3.290
%,
05/23/2029 149,403
0.1
CNY
26,170,000  China Government
Bond 1907,
3.250
%,
06/06/2026 3,738,314
1.7
CNY
21,900,000  China Government
Bond INBK,
2.520
%,
08/25/2033 3,127,414
1.4
CNY
4,050,000  China Government
Bond INBK,
2.690
%,
08/12/2026 572,852
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
China: (continued)
CNY
6,950,000  China Government
Bond INBK,
2.690
%,
08/15/2032 $ 1,005,241
0.4
CNY
5,650,000  China Government
Bond INBK,
2.800
%,
11/15/2032 824,370
0.4
CNY
31,470,000  China Government
Bond INBK,
2.850
%,
06/04/2027 4,494,613
2.0
CNY
1,600,000  China Government
Bond INBK,
2.880
%,
02/25/2033 235,041
0.1
CNY
3,400,000  China Government
Bond INBK,
3.120
%,
10/25/2052 540,664
0.2
CNY
2,970,000  China Government
Bond INBK,
3.320
%,
04/15/2052 489,066
0.2
21,539,955
9.6
Colombia : 0.2%
COP
2,551,900,000  Colombian TES B,
7.750
%,
09/18/2030 565,373
0.2
Czechia : 0.2%
CZK
9,220,000  Czech Republic
Government Bond
105,
2.750
%,
07/23/2029 378,678
0.2
Germany : 0.1%
EUR
60,000  Bundesrepublik
Deutschland
Bundesanleihe,
0.500
%,
02/15/2028 61,129
0.1
EUR
40,000  Bundesrepublik
Deutschland
Bundesanleihe,
1.000
%,
08/15/2025 42,455
0.0
EUR
30,000  Bundesrepublik
Deutschland
Bundesanleihe,
2.730
%,
08/15/2026 30,896
0.0
134,480
0.1
Guatemala : 0.1%
200,000
(1)
Guatemala
Government Bond,
6.550
%,
02/06/2037 200,826
0.1
Indonesia : 0.4%
IDR
13,833,000,000  Indonesia Treasury
Bond FR79,
8.375
%,
04/15/2039 953,677
0.4
Italy : 0.6%
EUR
641,000
(1)
Italy Buoni Poliennali
Del Tesoro 30Y,
3.850
%,
09/01/2049 661,717
0.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Italy: (continued)
EUR
641,000
(1)
Italy Buoni Poliennali
Del Tesoro 31Y,
5.000
%,
08/01/2034 $ 774,562
0.3
1,436,279
0.6
Malaysia : 0.3%
MYR
3,642,000  Malaysia Government
Bond 0419,
3.828
%,
07/05/2034 800,217
0.3
Mexico : 1.3%
MXN
58,700,000  Mexican Bonos M,
7.750
%,
05/29/2031 2,836,581
1.3
Panama : 0.2%
200,000  Panama Government
International Bond,
7.500
%,
03/01/2031 212,100
0.1
230,000  Panama Government
International Bond,
8.000
%,
03/01/2038 249,335
0.1
461,435
0.2
Peru : 0.5%
PEN
4,000,000  Peru Government
Bond,
6.350
%,
08/12/2028 1,106,979
0.5
Poland : 0.2%
PLN
1,525,000  Republic of Poland
Government Bond
0728,
7.500
%,
07/25/2028 416,843
0.2
Romania : 0.1%
194,000
(1)
Romanian
Government
International Bond,
6.375
%,
01/30/2034 197,759
0.1
Russian Federation : 0.0%
RUB
47,938,000
(5)
Russian Federal Bond
- OFZ 6224,
6.900
%,
05/23/2029 124,073
0.0
Saudi Arabia : 0.1%
200,000
(1)
Saudi Government
International Bond,
5.750
%,
01/16/2054 196,250
0.1
South Africa : 0.1%
275,000  Republic of South
Africa Government
International Bond,
4.850
%,
09/30/2029 257,125
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Spain : 0.6%
EUR
1,284,000
(1)
Spain Government
Bond,
1.450
%,
04/30/2029 $ 1,314,121
0.6
Supranational : 0.4%
800,000
(6)
European Bank
for Reconstruction
& Development,
20.000
%,
03/19/2025 859,664
0.4
Thailand : 0.6%
THB
41,793,000  Thailand Government
Bond,
2.875
%,
12/17/2028 1,198,273
0.5
THB
8,250,000  Thailand Government
Bond,
3.350
%,
06/17/2033 245,637
0.1
1,443,910
0.6
Ukraine : 0.2%
250,000
(5)
Ukraine Government
International Bond,
7.253
%,
03/15/2035 77,500
0.0
525,000
(5)
Ukraine Government
International Bond,
7.375
%,
09/25/2034 163,275
0.1
600,000
(5)
Ukraine Government
International Bond,
7.750
%,
09/01/2027 199,500
0.1
440,275
0.2
Total Sovereign Bonds
(Cost $44,288,705)
41,332,973
18.3
COMMERCIAL MORTGAGE-BACKED SECURITIES : 11.6%
United States : 11.6%
500,000
(2)
BANK 2017-BNK4 C,
4.372%,
05/15/2050 429,024
0.2
6,148,257
(2)(4)
BANK 2017-
BNK5 XA, 0.934%,
06/15/2060 130,998
0.1
922,629
(2)(4)
BANK 2019-
BN16 XA, 0.935%,
02/15/2052 31,070
0.0
8,665,282
(2)(4)
BBCMS Mortgage
Trust 2022-C17 XA,
1.151%,
09/15/2055 622,490
0.3
280,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 175,430
0.1
1,357,879
(2)(4)
Benchmark Mortgage
Trust 2019-B9 XA,
1.015%,
03/15/2052 47,955
0.0
10,313,874
(2)(4)
Benchmark Mortgage
Trust 2020-B21 XA,
1.442%,
12/17/2053 633,013
0.3
6,391,571
(2)(4)
Benchmark Mortgage
Trust 2021-B23 XA,
1.263%,
02/15/2054 352,307
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
191,565
(1)(2)
BX 2021-MFM1 D,
6.943%, (TSFR1M +
1.614%),
01/15/2034 $ 188,340
0.1
700,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 7.614%,
(TSFR1M + 2.285%),
10/15/2036 685,922
0.3
1,888,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
IRON E, 7.793%,
(TSFR1M + 2.464%),
02/15/2038 1,800,666
0.8
1,000,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT A, 6.143%,
(TSFR1M + 0.814%),
09/15/2036 986,373
0.4
875,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIRC A, 6.991%,
(TSFR1M + 1.691%),
08/15/2039 877,185
0.4
500,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING A, 6.870%,
(TSFR1M + 1.541%),
05/15/2034 497,291
0.2
500,000
(1)(2)
BX Trust 2021-
LBA EJV, 7.443%,
(TSFR1M + 2.114%),
02/15/2036 486,294
0.2
395,405
(1)(2)
BX Trust 2021-LBA
EV, 7.443%, (TSFR1M
+ 2.114%),
02/15/2036 383,403
0.2
600,000
(1)(2)
BX Trust 2021-LGCY
D, 6.745%, (TSFR1M
+ 1.416%),
10/15/2036 582,833
0.3
1,103,141
(1)(2)
BX Trust 2021-SDMF
D, 6.830%, (TSFR1M
+ 1.501%),
09/15/2034 1,072,940
0.5
750,000
(1)(2)
BX Trust 2023-DELC
A, 8.019%, (TSFR1M
+ 2.690%),
05/15/2038 753,963
0.3
440,000
(1)(2)
CAMB Commercial
Mortgage Trust 2021-
CX2 C, 2.771%,
11/10/2046 353,985
0.2
2,648,968
(2)(4)
CD Mortgage Trust
2016-CD1 XA,
1.344%,
08/10/2049 44,230
0.0
8,581,000
(2)(4)
Citigroup Commercial
Mortgage Trust 2016-
C2 XB, 0.794%,
08/10/2049 124,816
0.1
1,400,000
(2)
Citigroup Commercial
Mortgage Trust
2016-P4 C, 3.938%,
07/10/2049 1,191,249
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
2,740,108
(2)(4)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 0.980%,
10/12/2050 $ 66,841
0.0
5,765,678
(2)(4)
COMM Mortgage
Trust 2016-CR28 XA,
0.682%,
02/10/2049 39,009
0.0
10,660,837
(1)(2)(4)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.789%,
10/05/2030 14,800
0.0
500,000
(2)
CSAIL Commercial
Mortgage Trust
2018-C14 B, 4.878%,
11/15/2051 454,712
0.2
750,000
(1)
ELM Trust 2024-
ELM C15, 6.189%,
06/10/2039 759,829
0.3
7,024,043
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K122 X1,
0.876%,
11/25/2030 304,942
0.1
24,742,406
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K151 X1,
0.352%,
04/25/2030 413,167
0.2
3,516,971
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1517
X1, 1.323%,
07/25/2035 352,701
0.2
5,481,871
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1518
X1, 0.863%,
10/25/2035 355,023
0.2
1,800,000
(1)(7)
FREMF Mortgage
Trust 2019-KG01 C,
0.000%,
05/25/2029 1,181,937
0.5
50,552,788
(1)(4)
FREMF Mortgage
Trust 2019-KG01
X2A, 0.100%,
04/25/2029 116,734
0.0
5,680,000
(1)(4)
FREMF Mortgage
Trust 2019-KG01
X2B, 0.100%,
05/25/2029 20,009
0.0
557,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.000%,
11/27/2050 462,171
0.2
215,000
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 212,085
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
220,000
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 $ 204,770
0.1
215,000
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 210,824
0.1
173,000
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 168,479
0.1
220,000
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 202,376
0.1
1,760,000
(1)(2)
GS Mortgage
Securities Corp. Trust
2017-SLP E, 4.591%,
10/10/2032 1,711,446
0.8
7,362,406
(2)(4)
GS Mortgage
Securities Trust 2017-
GS6 XA, 1.008%,
05/10/2050 160,851
0.1
750,000
(2)
GS Mortgage
Securities Trust 2018-
GS9 A4, 3.992%,
03/10/2051 707,752
0.3
300,000
(1)(2)
GSMS Trustair 2024-
FAIR A, 6.072%,
07/15/2029 303,317
0.1
1,000,000
(1)(2)
KSL Commercial
Mortgage Trust
2023-HT A, 7.619%,
(TSFR1M + 2.290%),
12/15/2036 1,004,289
0.4
3,504,050
(1)(2)(4)
LSTAR Commercial
Mortgage Trust
2017-5 X, 0.831%,
03/10/2050 53,860
0.0
21,550,000
(1)(2)(4)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014
C19 2014-C19 XB,
0.376%,
12/15/2047 53,095
0.0
180,000
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 158,791
0.1
150,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.390%,
11/08/2049 132,922
0.1
230,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.240%,
03/01/2050 202,476
0.1
60,000
(1)(7)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 51,891
0.0
70,000
(1)(7)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 56,610
0.0
1,000,000
(1)(2)
SMRT 2022-MINI A,
6.329%, (TSFR1M +
1.000%),
01/15/2039 988,366
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
350,000  Wells Fargo
Commercial Mortgage
Trust 2014-LC18 B,
3.959%,
12/15/2047 $ 345,239
0.1
950,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2017-C41 B,
4.188%,
11/15/2050 854,649
0.4
5,087,599
(2)(4)
Wells Fargo
Commercial Mortgage
Trust 2020-C55 XA,
1.288%,
02/15/2053 269,689
0.1
1,000,000  Wells Fargo
Commercial Mortgage
Trust 2024-5C1 A3,
5.928%,
07/15/2057 1,036,350
0.5
26,083,779
11.6
Total Commercial
Mortgage-Backed
Securities
(Cost $26,361,434)
26,083,779
11.6
ASSET-BACKED SECURITIES : 10.3%
Cayman Islands : 2.0%
250,000
(1)(2)
Bain Capital Credit
CLO 2019-2A AR2,
6.416%, (TSFR3M +
1.130%),
10/17/2032 250,139
0.1
750,000
(1)(2)
Barings Clo Ltd.
2019-4A CR, 7.501%,
(TSFR3M + 2.200%),
07/15/2037 751,922
0.3
850,000
(1)(2)
Barings CLO Ltd.
2024-1A A, 6.899%,
(TSFR3M + 1.630%),
01/20/2037 857,435
0.4
500,000
(1)(2)
Madison Park Funding
XXXI Ltd. 2018-
31A CR, 7.589%,
(TSFR3M + 2.250%),
07/23/2037 502,316
0.2
1,350,000
(1)(2)
Octagon Investment
Partners 43 Ltd.
2019-1A CR, 7.735%,
(TSFR3M + 2.450%),
10/25/2032 1,359,512
0.6
350,000
(1)(2)
THL Credit Wind
River Clo Ltd. 2018-
2A A1R, 6.501%,
(TSFR3M + 1.200%),
07/15/2030 350,115
0.2
460,000
(1)(2)
Venture 37 CLO Ltd.
2019-37A A1RR,
6.551%, (TSFR3M +
1.250%),
07/15/2032 460,345
0.2
4,531,784
2.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
United States : 8.3%
250,000
(1)(2)
AIG CLO LLC 2021-
1A C, 7.294%,
(TSFR3M + 2.012%),
04/22/2034 $ 250,526
0.1
400,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
7.594%, (TSFR3M +
2.312%),
10/20/2030 400,894
0.2
987,560
(1)(2)
Arbor Realty
Commercial Real
Estate Notes Ltd.
2021-FL4 A, 6.793%,
(TSFR1M + 1.464%),
11/15/2036 981,476
0.4
500,000
(1)(2)
BlueMountain CLO
Ltd. 2013-2A CR,
7.494%, (TSFR3M +
2.212%),
10/22/2030 501,741
0.2
250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.563%, (TSFR3M
+ 2.262%),
04/15/2034 250,301
0.1
650,000
(1)(2)
BlueMountain CLO
XXXI Ltd. 2021-31A
A1, 6.691%, (TSFR3M
+ 1.412%),
04/19/2034 651,300
0.3
500,000
(1)(2)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 6.941%, (TSFR3M
+ 1.662%),
04/19/2034 500,678
0.2
450,000
(1)(2)
Cedar Funding VIII Clo
Ltd. 2017-8A A2R,
6.997%, (TSFR3M +
1.712%),
10/17/2034 451,513
0.2
750,000
(1)(2)
CIFC Funding Ltd.
2013-1A BR, 7.948%,
(TSFR3M + 2.662%),
07/16/2030 751,454
0.3
865,000
(1)(2)
CIFC Funding Ltd.
2015-4A BR2,
7.444%, (TSFR3M +
2.162%),
04/20/2034 866,362
0.4
338,366
(2)
Citigroup Mortgage
Loan Trust 2006-
WF1 A2E, 4.569%,
03/25/2036 161,011
0.1
1,000,000
(1)(2)
Dryden 49 Senior
Loan Fund 2017-
49A CR, 7.591%,
(TSFR3M + 2.312%),
07/18/2030 1,002,540
0.4
1,000,000
(1)(2)
Galaxy XV CLO Ltd.
2013-15A CRR,
7.413%, (TSFR3M +
2.112%),
10/15/2030 1,001,847
0.4
600,000
(1)(2)
Galaxy XXI CLO
Ltd. 2015-21A CR,
7.294%, (TSFR3M +
2.012%),
04/20/2031 601,817
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
United States: (continued)
400,000
(1)(2)
LCM XXIV Ltd.
24A CR, 7.444%,
(TSFR3M + 2.162%),
03/20/2030 $ 399,701
0.2
600,000
(1)(2)
MF1 Ltd. 2021-FL7
D, 7.998%, (TSFR1M
+ 2.664%),
10/16/2036 564,678
0.3
1,100,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 30
Ltd. 2018-30A CR,
7.294%, (TSFR3M +
2.012%),
01/20/2031 1,101,735
0.5
600,000
(1)(2)
Neuberger Berman
Loan Advisers Clo 40
Ltd. 2021-40A C,
7.298%, (TSFR3M +
2.012%),
04/16/2033 601,280
0.3
777,733
(1)(2)
Oaktree CLO Ltd.
2019-1A A1R,
6.654%, (TSFR3M +
1.372%),
04/22/2030 778,521
0.4
1,000,000
(1)(2)
OCP CLO Ltd. 2014-
5A BR, 7.341%,
(TSFR3M + 2.062%),
04/26/2031 999,052
0.4
250,000
(1)(2)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.441%, (TSFR3M +
2.162%),
01/18/2034 251,128
0.1
1,000,000
(1)(2)
OHA Credit Partners
VII Ltd. 2012-
7A CR3, 7.387%,
(TSFR3M + 2.062%),
02/20/2034 1,003,366
0.4
250,000
(1)(2)
Rad CLO 10 Ltd.
2021-10A C, 7.295%,
(TSFR3M + 2.012%),
04/23/2034 250,648
0.1
650,000
(1)(2)
Shackleton CLO
Ltd. 2019-15A CR,
7.713%, (TSFR3M +
2.412%),
01/15/2032 653,217
0.3
1,000,000
(1)(2)
Sound Point CLO IX
Ltd. 2015-2A ARRR,
6.754%, (TSFR3M +
1.472%),
07/20/2032 1,002,509
0.4
1,000,000
(1)(2)
Sound Point Clo XV
Ltd. 2017-1A CR,
7.595%, (TSFR3M +
2.312%),
01/23/2029 1,005,635
0.5
300,000
(1)(2)
Symphony CLO XXVI
Ltd. 2021-26A CR,
7.544%, (TSFR3M +
2.262%),
04/20/2033 300,543
0.1
350,000
(1)(2)
TCI-Flatiron Clo Ltd.
2018-1A CR, 7.275%,
(TSFR3M + 2.012%),
01/29/2032 350,383
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
United States: (continued)
450,000
(1)(2)
TCW CLO Ltd.
2021-1A C, 7.444%,
(TSFR3M + 2.162%),
03/18/2034 $ 450,391
0.2
600,000
(1)(2)
Venture XXVII CLO
Ltd. 2017-27A CR,
7.844%, (TSFR3M +
2.562%),
07/20/2030 597,362
0.3
18,683,609
8.3
Total Asset-Backed
Securities
(Cost $23,149,702)
23,215,393
10.3
U.S. GOVERNMENT AGENCY OBLIGATIONS : 8.6%
Federal Home Loan Mortgage Corporation : 0.2%
(8)
402,064
(8)
3.500
%,
01/01/2048 372,157
0.2
40,322
(8)
4.000
%,
09/01/2045 38,613
0.0
41,389
(8)
4.000
%,
09/01/2045 39,504
0.0
66,180
(8)
4.000
%,
05/01/2046 63,513
0.0
513,787
0.2
Government National Mortgage Association : 2.3%
1,985,110
2.500
%,
05/20/2051 1,709,004
0.8
339,365
2.500
%,
05/20/2052 292,181
0.1
195,158
2.500
%,
08/20/2052 168,094
0.1
800,000
(9)
3.000
%,
08/20/2054 714,093
0.3
70,728
4.500
%,
08/20/2041 70,280
0.0
1,486,888
4.500
%,
05/20/2053 1,441,607
0.7
9,535
5.500
%,
03/20/2039 9,965
0.0
720,000
(9)
5.500
%,
08/20/2054 722,287
0.3
5,127,511
2.3
Uniform Mortgage-Backed Securities : 6.1%
4,899,968
2.000
%,
02/01/2052 3,963,414
1.8
21,084
2.500
%,
06/01/2030 20,089
0.0
28,803
2.500
%,
06/01/2030 27,416
0.0
12,183
2.500
%,
07/01/2030 11,591
0.0
3,544,000
(9)
2.500
%,
09/01/2054 2,976,038
1.3
3,390,000
(9)
3.000
%,
08/01/2054 2,958,700
1.3
86,816
3.500
%,
06/01/2034 84,069
0.0
837,062
3.500
%,
03/01/2043 785,434
0.4
41,335
4.000
%,
05/01/2045 39,634
0.0
756,246
4.000
%,
04/01/2049 724,094
0.3
67,559
4.500
%,
12/01/2040 67,018
0.0
124,084
4.500
%,
12/01/2040 123,089
0.1
1,790,000
(9)
4.500
%,
08/01/2054 1,724,444
0.8
183,861
5.000
%,
05/01/2042 186,314
0.1
13,691,344
6.1
Total U.S. Government
Agency Obligations
(Cost $19,727,413)
19,332,642
8.6
U.S. TREASURY OBLIGATIONS : 1.6%
United States Treasury Bonds : 1.0%
619,100
4.250
%,
02/15/2054 608,991
0.3
1,623,300
4.625
%,
05/15/2044 1,667,307
0.7
2,276,298
1.0
United States Treasury Notes : 0.6%
322,500
4.000
%,
07/31/2029 323,621
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes: (continued)
952,700
4.375
%,
05/15/2034 $ 977,187
0.4
1,300,808
0.6
Total U.S. Treasury
Obligations
(Cost $3,455,282)
3,577,106
1.6
PURCHASED OPTIONS
(10)
: 0.1%
Total Purchased
Options
(Cost $206,779)
212,339
0.1
Total Long-Term
Investments
(Cost $225,044,775)
217,837,191
96.8
SHORT-TERM INVESTMENTS : 2.8%
Repurchase Agreements : 0.9%
1,000,000
(11)
Cantor Fitzgerald
Securities,
Repurchase
Agreement dated
07/31/2024, 5.410%,
due 08/01/2024
(Repurchase
Amount $1,000,148,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
02/01/28-02/01/57)
1,000,000
0.4
57,497
(11)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
07/31/2024, 5.360%,
due 08/01/2024
(Repurchase Amount
$57,505, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market
Value plus accrued
interest $58,647, due
08/21/24-08/01/54)
57,497
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(11)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
07/31/2024, 5.340%,
due 08/01/2024
(Repurchase
Amount $1,000,146,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,020,000, due
12/01/26-04/20/54)
$ 1,000,000
0.5
Total Repurchase
Agreements
(Cost $2,057,497)
2,057,497
0.9
Commercial Paper : 1.7%
2,450,000
Fiserv, Inc.,
5.530
%,
08/01/2024 2,449,630
1.1
1,500,000
Fiserv, Inc.,
5.560
%,
08/12/2024 1,497,268
0.6
Total Commercial
Paper
(Cost $3,947,478)
3,946,898
1.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
451,000
(12)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.210%
(Cost $451,000) $ 451,000 0.2
Total Short-Term
Investments
(Cost $6,455,975)
6,455,395
2.8
Total Investments in
Securities
(Cost $231,500,750) $ 224,292,586 99.6
Assets in Excess of
Other Liabilities 827,767 0.4
Net Assets $ 225,120,353 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of July 31,
2024.
(3)
Security, or a portion of the security, is on loan.
(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)
Defaulted security.
(6)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(7)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(9)
Represents or includes a TBA transaction.
(10)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)
Rate shown is the 7-day yield as of July 31, 2024.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY China Yuan
COP Colombian Peso
CZK Czech Koruna
EUR EU Euro
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
THB Thai Baht
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Collateralized Mortgage Obligations 20.5%
Sovereign Bonds 18.3
Commercial Mortgage-Backed Securities 11.6
Asset-Backed Securities 10.3
U.S. Government Agency Obligations 8.6
Financial 8.0
Consumer, Non-cyclical 4.3
Industrial 2.7
Utilities 2.6
Energy 2.5
Consumer, Cyclical 2.1
U.S. Treasury Obligations 1.6
Communications 1.5
Technology 1.1
Basic Materials 1.0
Purchased Options 0.1
Short-Term Investments 2.8
Assets in Excess of Other Liabilities 0.4
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 58,016,694 $ — $ 58,016,694
Collateralized Mortgage Obligations — 46,066,265 — 46,066,265
Sovereign Bonds — 40,473,309 859,664 41,332,973
Commercial Mortgage-Backed Securities — 26,083,779 — 26,083,779
Asset-Backed Securities — 23,215,393 — 23,215,393
U.S. Government Agency Obligations — 19,332,642 — 19,332,642
U.S. Treasury Obligations — 3,577,106 — 3,577,106
Purchased Options — 212,339 — 212,339
Short-Term Investments 451,000 6,004,395 — 6,455,395
Total Investments, at fair value $ 451,000 $ 222,981,922 $ 859,664 $ 224,292,586
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 2,402,515 — 2,402,515
Forward Foreign Currency Contracts — 1,215,561 — 1,215,561
Forward Premium Swaptions — 313,777 — 313,777
Futures 1,232,175 — — 1,232,175
Total Assets $ 1,683,175 $ 226,913,775 $ 859,664 $ 229,456,614
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (3,241,424) $ — $ (3,241,424)
Forward Foreign Currency Contracts — (721,217) — (721,217)
Futures (212,123) — — (212,123)
OTC interest rate swaps — (37,670) — (37,670)
OTC volatility swaps — (91,908) — (91,908)
Written Options — (208,531) — (208,531)
Total Liabilities $ (212,123) $ (4,300,750) $ — $ (4,512,873)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At July 31, 2024, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 794,224 JPY 121,857,768 Bank of America N.A. 08/02/24 $ (19,219)
USD 348,065 JPY 55,760,074 Bank of America N.A. 08/02/24 (24,153)
USD 1,486,908 JPY 228,684,904 Bank of America N.A. 08/02/24 (39,642)
USD 235,278 MXN 4,405,206 Bank of America N.A. 08/30/24 (77)
USD 203,542 TRY 9,424,000 Bank of America N.A. 04/03/25 (17,990)
GBP 9,165,557 USD 11,781,792 Barclays Bank PLC 08/02/24 947
NOK 2,251,502 USD 214,409 Barclays Bank PLC 08/02/24 (8,049)
USD 3,001,247 MYR 14,107,661 Barclays Bank PLC 08/23/24 (79,177)
JPY 154,490,002 USD 1,005,028 BNP Paribas 08/02/24 26,246
USD 2,534,902 EUR 2,326,030 BNP Paribas 08/02/24 17,554
SEK 9,892,509 USD 961,605 BNP Paribas 08/02/24 (37,866)
KRW 4,039,401,296 USD 2,919,055 BNP Paribas 08/23/24 27,075
BRL 7,074,956 USD 1,242,706 BNP Paribas 08/30/24 4,454
USD 1,332,029 BRL 7,555,807 BNP Paribas 08/30/24 106
JPY 3,276,306 USD 20,887 Brown Brothers Harriman & Co. 08/02/24 984
JPY 2,623,765 USD 16,762 Brown Brothers Harriman & Co. 08/02/24 753
USD 302,016 GBP 234,675 Brown Brothers Harriman & Co. 08/02/24 331
JPY 414,147 USD 2,608 Brown Brothers Harriman & Co. 08/02/24 157

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 16,792 JPY 2,623,765 Brown Brothers Harriman & Co. 08/02/24 $ (722)
DKK 3,626,352 USD 527,826 Brown Brothers Harriman & Co. 08/02/24 (1,917)
USD 198,646 GBP 156,780 Brown Brothers Harriman & Co. 08/02/24 (2,902)
SGD 804,588 USD 596,348 Brown Brothers Harriman & Co. 08/23/24 6,251
CNY 32,065 USD 4,424 Brown Brothers Harriman & Co. 08/23/24 58
USD 2,681,047 ZAR 49,018,177 Brown Brothers Harriman & Co. 08/23/24 (5,724)
HUF 53,585,311 USD 145,402 Brown Brothers Harriman & Co. 08/30/24 1,630
JPY 308,950,959 USD 2,010,056 Citibank N.A. 08/02/24 52,298
USD 504,046 EUR 463,935 Citibank N.A. 08/02/24 1,952
USD 232,957 JPY 36,537,930 Citibank N.A. 08/02/24 (10,946)
IDR 2,061,305,761 USD 125,560 Citibank N.A. 08/23/24 1,222
USD 681,099 THB 24,888,520 Citibank N.A. 08/23/24 (18,388)
USD 180,674 COP 737,722,503 Citibank N.A. 08/30/24 (746)
USD 308,782 COP 1,271,661,170 Citibank N.A. 08/30/24 (3,942)
RON 6,047,225 USD 1,327,813 Goldman Sachs International 08/23/24 (12,725)
USD 1,064,316 BRL 6,034,669 Goldman Sachs International 08/30/24 535
BRL 7,108,582 USD 1,255,682 Goldman Sachs International 08/30/24 (2,595)
TRY 9,424,000 USD 203,323 Goldman Sachs International 04/03/25 18,210
ILS 1,073,195 USD 288,931 HSBC Bank USA N.A. 08/23/24 (4,605)
USD 962,936 BRL 5,269,544 HSBC Bank USA N.A. 08/30/24 34,031
USD 1,194,961 GBP 929,229 HSBC Bank USA N.A. 09/13/24 (88)
USD 1,146,182 PEN 4,369,132 JPMorgan Chase Bank N.A. 08/23/24 (22,605)
CLP 153,647,743 USD 162,633 JPMorgan Chase Bank N.A. 08/30/24 466
CAD 8,648,361 USD 6,322,045 Mizuho Capital Markets LLC 08/02/24 (58,067)
ZAR 49,018,177 USD 2,683,854 Mizuho Capital Markets LLC 08/23/24 2,916
USD 15,966 JPY 2,567,334 Morgan Stanley Capital Services LLC 08/02/24 (1,172)
EUR 47,627,160 USD 51,661,495 Morgan Stanley Capital Services LLC 08/02/24 (116,949)
PLN 924,793 USD 230,649 Morgan Stanley Capital Services LLC 08/23/24 2,611
USD 126,917 CZK 2,938,397 Morgan Stanley Capital Services LLC 08/23/24 1,728
HKD 547,037 USD 70,174 Morgan Stanley Capital Services LLC 08/23/24 (109)
EUR 42,089,985 USD 45,727,844 Morgan Stanley Capital Services LLC 09/13/24 (83,318)
USD 2,604,384 EUR 2,389,363 Standard Chartered Bank 08/02/24 18,493
USD 31,491 EUR 29,464 Standard Chartered Bank 08/02/24 (397)
EUR 738,431 USD 800,123 Standard Chartered Bank 08/02/24 (955)
USD 1,029,418 EUR 958,758 Standard Chartered Bank 08/02/24 (8,199)
USD 1,005,028 JPY 154,209,720 Standard Chartered Bank 08/02/24 (24,375)
USD 2,487,683 CNY 17,987,916 Standard Chartered Bank 08/06/24 (6,111)
USD 978,164 RON 4,537,900 Standard Chartered Bank 08/23/24 (8,692)
USD 1,847,204 MXN 33,733,570 Standard Chartered Bank 08/30/24 44,937
USD 5,561,992 EUR 5,128,084 Standard Chartered Bank 09/13/24 836
USD 2,679,628 JPY 398,939,131 Standard Chartered Bank 09/13/24 (661)
JPY 3,984,820,908 USD 25,754,123 State Street Bank and Trust Co. 08/02/24 845,929
CHF 1,208,642 USD 1,363,923 State Street Bank and Trust Co. 08/02/24 13,054
JPY 2,567,334 USD 15,971 State Street Bank and Trust Co. 08/02/24 1,167
AUD 7,324 USD 4,847 State Street Bank and Trust Co. 08/02/24 (58)
USD 2,612 JPY 414,147 State Street Bank and Trust Co. 08/02/24 (152)
USD 125,749 EUR 117,291 State Street Bank and Trust Co. 08/02/24 (1,189)
NZD 694,340 USD 430,824 State Street Bank and Trust Co. 08/02/24 (17,588)
AUD 4,848,586 USD 3,246,432 State Street Bank and Trust Co. 08/02/24 (75,701)
JPY 3,854,487,779 USD 25,822,963 The Bank of Montreal 09/13/24 73,575
AUD 4,855,910 USD 3,174,169 The Bank of Montreal 09/13/24 4,889
GBP 8,774,102 USD 11,279,415 The Bank of Montreal 09/13/24 4,646
CAD 8,648,361 USD 6,269,080 The Bank of Montreal 09/13/24 2,841
CHF 1,208,642 USD 1,382,838 The Bank of Montreal 09/13/24 1,312
NZD 694,340 USD 412,194 The Bank of Montreal 09/13/24 1,067
NOK 2,251,502 USD 206,712 The Bank of Montreal 09/13/24 (138)
DKK 3,626,352 USD 528,180 The Bank of Montreal 09/13/24 (952)
SEK 9,892,509 USD 928,155 The Bank of Montreal 09/13/24 (2,356)
EUR 9,234 USD 9,923 UBS AG 08/02/24 70
USD 862,621 CAD 1,189,285 Wells Fargo Securities LLC 09/13/24 133

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 497,630 AUD 759,967 Wells Fargo Securities LLC 09/13/24 $ 97
$ 494,344
At July 31, 2024, the following futures contracts were outstanding for Voya Global Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Australia 3-Year Bond 27 09/16/24 $ 1,878,947 $ 4,623
Australia 10-Year Bond 29 09/16/24 2,186,264 13,125
Canada 10-Year Bond 47 09/18/24 4,185,116 131,246
Euro-Bobl 5-Year 116 09/06/24 14,752,338 215,832
Euro-Bund 26 09/06/24 3,762,965 93,971
Euro-Buxl 30-year German Government Bond 30 09/06/24 4,374,675 182,557
Euro-OAT 58 09/06/24 7,900,931 72,531
Euro-Schatz 89 09/06/24 10,217,181 72,967
Japan 10-Year Bond (TSE) 5 09/12/24 4,763,526 (10,585)
Japanese Government Bonds 10-Year Mini 19 09/11/24 1,810,774 (2,835)
Long Gilt 40 09/26/24 5,102,072 117,864
Long-Term Euro-BTP 32 09/06/24 4,119,827 81,167
U.S. Treasury 2-Year Note 274 09/30/24 56,270,609 204,677
U.S. Treasury 5-Year Note 30 09/30/24 3,236,719 (8,964)
U.S. Treasury Long Bond 9 09/19/24 1,087,031 14,512
U.S. Treasury Ultra Long Bond 46 09/19/24 5,886,563 27,103
$ 131,535,538 $ 1,209,791
Short Contracts:
U.S. Treasury 10-Year Note (91) 09/19/24 (10,174,938) (90,768)
U.S. Treasury Ultra 10-Year Note (84) 09/19/24 (9,708,562) (98,971)
$ (19,883,500) $ (189,739)
At July 31, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day BRL-CDI-CETIP Annual 9.692 % Annual 01/02/26 BRL 30,413,436 $ (154,395) $ (154,395)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 1.649 Annual 04/14/52 GBP 2,400,000 (1,137,997) (1,137,997)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 2.169 Annual 04/14/25 GBP 3,500,000 (82,336) (82,336)
Pay 1-day Overnight Tokyo Average Rate Annual 1.000 Annual 12/28/37 JPY 60,000,000 (8,994) (8,994)
Pay 1-day Overnight Tokyo Average Rate Annual 0.410 Annual 06/20/29 JPY 100,000,000 (9,640) (9,640)
Pay 1-day Overnight Tokyo Average Rate Annual 0.659 Annual 04/06/33 JPY 130,000,000 (18,925) (18,925)
Pay 1-day Overnight Tokyo Average Rate Annual 0.874 Annual 04/06/38 JPY 130,000,000 (35,288) (35,288)
Pay 1-day Overnight Tokyo Average Rate Annual 0.138 Annual 06/10/27 JPY 200,000,000 (17,587) (17,587)
Pay 1-day Overnight Tokyo Average Rate Annual 0.978 Annual 06/28/52 JPY 262,000,000 (250,754) (250,754)
Pay 1-day Overnight Tokyo Average Rate Annual 0.826 Annual 05/20/47 JPY 350,000,000 (321,403) (321,403)
Pay 1-day Overnight Tokyo Average Rate Annual 0.664 Annual 07/15/37 JPY 400,000,000 (159,662) (159,662)
Pay 1-day Overnight Tokyo Average Rate Annual 0.743 Annual 06/10/42 JPY 400,000,000 (276,153) (276,153)
Pay 3-month KRW-CD Quarterly 2.935 Quarterly 07/31/34 KRW 3,586,082,000 (7,019) (7,019)
Pay 28-day MXN TIIE-BANXICO Monthly 8.440 Monthly 07/20/28 MXN 59,816,000 (109,528) (109,528)
Pay 28-day MXN TIIE-BANXICO Monthly 9.310 Monthly 02/03/27 MXN 59,905,000 (38,337) (38,337)
Pay 1-day Secured Overnight Financing Rate Monthly 3.058 Monthly 08/08/29 USD 1,200,000 (33,188) (33,206)
Pay 1-day Secured Overnight Financing Rate Monthly 3.150 Monthly 10/27/47 USD 1,465,000 (108,649) (108,588)
Pay 1-day Secured Overnight Financing Rate Monthly 3.098 Monthly 08/08/32 USD 1,600,000 (57,543) (63,266)
Pay 1-day Secured Overnight Financing Rate Monthly 3.040 Monthly 05/08/31 USD 2,500,000 (86,796) (86,105)
Pay 1-day Secured Overnight Financing Rate Annual 3.393 Annual 08/25/24 USD 7,800,000 (11,938) (11,938)
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 3.674 Annual 09/30/52 GBP 200,000 6,640 6,640
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 2.999 Annual 09/13/52 GBP 500,000 90,651 90,651
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 3.803 Annual 09/13/25 GBP 800,000 9,148 9,148
Receive 1-day Overnight Tokyo Average Rate Annual 1.440 Annual 06/19/44 JPY 90,000,000 1,131 1,131

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 1-day Secured Overnight Financing Rate Annual 1.847 % Annual 02/17/32 USD 2,000,000 $ 238,946 $ 238,946
Receive 1-day Secured Overnight Financing Rate Monthly 3.562 Monthly 11/03/26 USD 4,000,000 40,417 40,392
Receive 1-day Secured Overnight Financing Rate Annual 3.860 Annual 06/26/34 USD 4,000,000 (59,548) (59,548)
Receive 1-day Secured Overnight Financing Rate Annual 2.188 Annual 03/24/27 USD 5,000,000 225,690 225,690
Receive 1-day Secured Overnight Financing Rate Annual 2.962 Annual 06/14/27 USD 5,000,000 133,314 133,314
Receive 1-day Secured Overnight Financing Rate Monthly 3.121 Monthly 02/08/28 USD 5,000,000 109,695 111,121
Receive 1-day Secured Overnight Financing Rate Annual 3.605 Annual 01/08/31 USD 5,000,000 22,569 22,569
Receive 1-day Secured Overnight Financing Rate Annual 4.006 Annual 06/26/29 USD 7,000,000 (87,134) (87,134)
Receive 1-day Secured Overnight Financing Rate Annual 3.464 Annual 09/26/32 USD 7,000,000 102,338 102,338
Receive 1-day Secured Overnight Financing Rate Annual 3.956 Annual 02/01/27 USD 10,000,000 20,464 20,464
Receive 1-day Secured Overnight Financing Rate Annual 1.551 Annual 01/24/29 USD 12,000,000 1,081,245 1,081,245
Receive 1-day Secured Overnight Financing Rate Monthly 4.068 Monthly 05/03/25 USD 13,000,000 73,054 72,750
Receive 1-day Secured Overnight Financing Rate Annual 2.590 Annual 04/13/25 USD 15,000,000 246,116 246,116
Receive 1-day Secured Overnight Financing Rate Annual 4.526 Annual 06/18/26 USD 27,049,700 (140,188) (140,188)
Receive 1-day Secured Overnight Financing Rate Annual 4.241 Annual 07/22/26 USD 27,160,000 (23,433) (23,433)
$ (835,017) $ (838,909)
At July 31, 2024, the following OTC interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency Counterparty
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Pay
1-day
BRL-CDI-CETIP Annual
JPMorgan Chase
Bank N.A. 10.710 Annual 01/04/27 BRL 9,076,319 $ (37,670) $ — $ (37,670)
$ (37,670) $ — $ (37,670)
At July 31, 2024, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Receive
USD vs. CAD Spot Exchange
Rate 5.187% BNP Paribas 09/13/24 USD 22,000 $ (19,588) $ (19,588)
Receive
USD vs. CAD Spot Exchange
Rate 5.555% BNP Paribas 10/10/24 USD 7,000 (8,941) (8,941)
Receive
GBP vs. USD Spot Exchange
Rate 6.625% BNP Paribas 09/17/24 USD 11,000 (8,606) (8,606)
Receive
USD vs. CAD Spot Exchange
Rate 5.200% Deutsche Bank AG 09/13/24 USD 22,000 (19,872) (19,872)
Receive
GBP vs. USD Spot Exchange
Rate 6.600% Deutsche Bank AG 09/17/24 USD 11,000 (8,332) (8,332)
Receive
GBP vs. USD Spot Exchange
Rate 6.525% Goldman Sachs International 09/17/24 USD 11,000 (7,513) (7,513)
Receive
USD vs. CAD Spot Exchange
Rate 5.555% Standard Chartered Bank 10/10/24 USD 7,000 (8,941) (8,941)
Receive
USD vs. CAD Spot Exchange
Rate 5.200% UBS AG 10/03/24 USD 13,000 (10,115) (10,115)
$ (91,908) $ (91,908)
(1)
Payments made at maturity date.
At July 31, 2024, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call TRY vs. Put USD Bank of America N.A. 04/02/25 36.000 USD 265,000 $ 18,948 $ 30,762
Call USD vs. Put CNH Standard Chartered Bank 06/20/25 7.500 USD 4,841,000 35,881 29,540
Call USD vs. Put JPY Bank of America N.A. 09/09/32 140.000 USD 2,055,300 36,584 51,211
Call USD vs. Put JPY BNP Paribas 09/09/32 140.000 USD 2,055,300 39,215 51,211
Call USD vs. Put JPY Goldman Sachs International 11/26/25 165.000 USD 511,000 32,193 37,519
$ 162,821 $ 200,243

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
At July 31, 2024, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call CNH vs. Put USD Standard Chartered Bank 06/20/25 6.835 USD 4,841,000 $ 35,882 $ (44,474)
Call USD vs. Put JPY Bank of America N.A. 09/09/27 140.000 USD 2,055,300 58,206 (76,947)
Call USD vs. Put JPY BNP Paribas 09/09/27 140.000 USD 2,055,300 56,315 (76,948)
$ 150,403 $ (198,369)
At July 31, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Put on 2-Year Interest
Rate Swap
(1)
Goldman Sachs
International Pay 3.100% 6-month EUR-EURIBOR 12/20/24 EUR 13,872,000 $ 43,958 $ 12,096
$ 43,958 $ 12,096
At July 31, 2024, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Put on 2-Year Interest
Rate Swap
(2)
Goldman Sachs
International Receive 3.280% 6-month EUR-EURIBOR 12/20/24 EUR 13,872,000 $ 27,325 $ (6,529)
Put on 2-Year Interest
Rate Swap
(2)
Goldman Sachs
International Receive 3.453% 6-month EUR-EURIBOR 12/20/24 EUR 13,872,000 16,633 (3,633)
$ 43,958 $ (10,162)
At July 31, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 3,136,000 $ (548,800) $ 101,324
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 7,382,300 (1,328,814) 209,839
$ (1,877,614) $ 311,163
At July 31, 2024, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 5-Year Interest
Rate Swap UBS AG 3.000% Receive 6-month EUR-EURIBOR 04/09/29 EUR 8,849,000 $ 244,209 $ 2,614
$ 244,209 $ 2,614
(1)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Bond Fund
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
COP
—
Colombian Peso
CZK
—
Czech Koruna
DKK
—
Danish Krone
EUR
—
EU Euro
GBP
—
British Pound
HKD
—
Hong Kong Sar Dollar
HUF
—
Hungarian Forint
IDR
—
Indonesian Rupiah
ILS
—
Israeli New Shekel
JPY
—
Japanese Yen
Currency Abbreviations:
KRW
—
South Korean Won
MXN
—
Mexican Peso
MYR
—
Malaysian Ringgit
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
PEN
—
Peruvian Nuevo Sol
PLN
—
Polish Zloty
RON
—
Romanian New Leu
SEK
—
Swedish Krona
SGD
—
Singapore Dollar
THB
—
Thai Baht
TRY
—
Turkish Lira
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 5,575,344
Gross Unrealized Depreciation (12,783,509)
Net Unrealized Depreciation $ (7,208,165)